             ANCHOR
             SERIES
             TRUST

                                                   SEMIANNUAL
                                                   REPORT
                                                   JUNE 30, 1999

DEAR ANCHOR SERIES TRUST INVESTOR:

  We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

  The following information is from Wellington Management Company, LLP ("Wellington"), the investment subadviser for the Anchor Series Trust portfolios. Wellington provides this material to give you insight into how market conditions and behavior over the past six months have affected the performance of your underlying investments.

FINANCIAL MARKETS

  U.S. equities performed well during the first half of 1999, with large-cap stocks up 12.4% as measured by the S&P 500 Index. Emerging markets were exuberant, particularly in Asia (MSCI Emerging Market Index +39.9%), as investors became increasingly hopeful about global economic acceleration. Smaller stocks outperformed during April and May, with the small stock Russell 2000 Index returning 15.6% during the second quarter and 9.3% year-to-date. Value stocks outpaced growth stocks by 2.4% during the first half of the year. The U.S. Federal Reserve Bank raised interest rates by 25 basis points on June 30, but the fixed income market had for the most part already discounted the increase. Growing investor concern about stronger-than-expected growth in the U.S. and abroad placed increasing upward pressure on yields. Core inflation statistics remain benign, although May's surprising oil price-induced spike in consumer prices captured headlines.

GLOBAL ECONOMIC OVERVIEW

  Economic conditions around the world continued to improve. First-quarter GDP results were strong, with the U.S. recording an impressive 4.3% annualized growth rate following a 6% gain in the last quarter of 1998. Japan's economy, the world's second largest, emerged from recession and registered positive growth for the first time since 1997. The Japanese market was up 30.8% during the first half of the year. Europe recorded a slow first quarter, growing at a 2% annualized rate. We believe that the first quarter marked the low point in European growth, and look for sequential improvement through the rest of the year. The pick-up in worldwide growth is unfolding against a backdrop of continued low inflation. Globalization, deregulation, and strong productivity gains have all been instrumental in keeping inflation in check. In 2000, we expect the combination of strong growth and low inflation to continue.

OUTLOOK FOR THE SECOND HALF OF 1999

  The U.S. economy continues to move ahead at an impressive pace. We expect GDP growth to average 4.1% in 1999 and 3.6% next year. Free-spending consumers, spurred by strong job growth and enormous wealth creation, remain the mainstay of the economy. This trend will likely continue, albeit at a slightly slower rate. Strong growth in the U.S. has been accompanied by an equally impressive inflation performance. U.S. inflation is expected to average 2% this year and moderate to 1.5% next year as the impact of higher oil prices fades and continued strong productivity keeps labor costs in check. We expect a modest upward adjustment of about 50 basis points in short-term interest rates over the next 18 months.

  Within this market context, we provide the following investment comments for each of the eleven Anchor Series Trust portfolios for the six months ended June 30, 1999.

EQUITY PORTFOLIOS

  The Growth and Income Portfolio seeks high current income and long-term capital appreciation through investment in common stocks. The portfolio returned 10.9% during the first half of 1999, slightly lagging the
                                                           ---------------------

Lipper Growth and Income variable annuity funds' average return of 11.7%, and the S&P 500's return of 12.4%. Relative to the S&P 500, the portfolio's investments in the finance sector hurt returns. As of June 30, the portfolio's largest sector positions were as follows: information technology, 21% of assets; finance, 16%; health care, 13%; and utilities, 11%. The portfolio was 95% invested in stocks of companies with a market capitalization of $10 billion or more.

  The Growth Portfolio seeks capital appreciation through investment in large-and medium-sized companies with records of above average growth and continued prospects for solid growth in the future. The portfolio invests in high quality companies across a wide range of market capitalizations. The Growth Portfolio provided a 13.3% return in the first six months of 1999, ahead of the Lipper Growth variable annuity funds category, which returned 12.6% on average over the period. The Growth Portfolio also outperformed the S&P 500's gross level return of 12.4% for the period. Major sector concentrations as of June 30, 1998, included information technology, 26% of assets; finance, 14%; health care, 13%; and industrial & commercial, 10%. With respect to market capitalizations, the portfolio was invested as follows: over $50 billion, 50% of assets; $10-50 billion, 27%; $3-10 billion, 9%; and below $3 billion, 14%.

  The Capital Appreciation Portfolio seeks long-term capital appreciation through investments in growth equity securities that are widely diversified by industry and company. These securities generally comprise smaller companies that may be newer and less seasoned, or that represent new or changing industries. The Capital Appreciation Portfolio provided investors with a 22.6% return for the first six months of 1999, outperforming the Lipper Capital Appreciation variable annuity funds' average return of 13.7% and the S&P 500 Index return of 12.4% for the same period. The portfolio benefited from strong returns among small companies, value stocks and cyclical issues. Portfolio assets at the end of June were invested primarily in information technology, 27% of assets; information & entertainment, 21%; healthcare, 14%; and industrial and commercial, 9%. In terms of market capitalizations, the portfolio was invested, over $10 billion, 43% of assets; $5-10 billion, 16%; $3-5 billion, 20%; and below $3 billion, 21%.

  The Foreign Securities Portfolio seeks long-term capital appreciation through investment in a diversified portfolio of equity securities issued by foreign companies and denominated in foreign currencies. The Foreign Securities Portfolio provided investors with a 12.2% return for the first six months of 1999, outperforming the Lipper International variable annuity funds' category average return of 8.1% and the MSCI All Country World Free (ex-U.S.) Index return of 7.1%. Major contributors to the portfolio's performance were stock selection in Japan and Australia, and stock selection in the wireless, drugs, and metals & minerals industry groups.

  Note: The Anchor Series Strategic Multi-Asset Portfolio has been substituted for the Anchor Series Foreign Securities Portfolio. In the latter part of June, in preparation for this substitution, portfolio construction significantly changed in order to position it to fit more easily with the Strategic Multi-Asset Portfolio. Please see the Strategic Multi-Asset section for more information.

  The Natural Resources Portfolio seeks to outpace inflation through investments in natural resource companies around the world. The portfolio provided investors with a 30.5% return for the first six months of 1999, well ahead of the Lipper Natural Resources variable annuity funds' category average of 21.5%. Among the various portfolio sectors, domestic oil and gas producers provided the best returns and refining and marketing the worst. The portfolio's exposure to gold has been reduced since the 25% minimum gold-weighting guideline was removed in January, 1999. As of June 30, primary portfolio sectors included: energy, 55% of assets; metals and minerals, 29%; forest products & paper, 8%; precious metals, 6%; and cash and cash equivalents, 2%.

FIXED INCOME PORTFOLIOS

  The Money Market Portfolio provided a 2.23% return, ahead of the 2.21% average return for Lipper Money Market variable annuity funds and the IBC All Taxable return of 2.18%. We believe that the 25 basis point increase in interest rates at the end of June was a preemptive effort to slow the economy. We also believe that another 50 basis point hike in interest rates is possible over the next 18 months. There has recently been growing concern in the markets about the effect that Y2K issues will have on funding near year-end.
---------------------

In this environment, we continue to favor floating-rate securities indexed to LIBOR, a market-determined rate, which we feel incorporates year-end market fears and could provide superior returns in the months ahead compared to other indices. On June 30, 1999, the portfolio had a weighted average maturity of 39 days and was composed of commercial paper, 71% of assets; floating rate notes, 15%; and bank product cash equivalents, 14%.

  The Government and Quality Bond Portfolio seeks to provide relatively high current income, liquidity and security of principal. The Government and Quality Bond Portfolio recorded a -2.0% return for the six months ended June 30, 1999, outperforming the Lipper category of General U.S. Government variable annuity funds which returned -2.4% on average, but lagging the Lehman Aggregate Index return of -1.4%. The portfolio and the Lehman Aggregate at the end of June had an effective duration of 4.9 years. Portfolio holdings included U.S. government and agency securities, 23% of assets; mortgage-backed securities, 38%; investment grade corporate bonds, 27%; and cash equivalents, 12%.

  The Fixed Income Portfolio seeks to generate a high level of current income consistent with preservation of principal through investments in corporate bonds and U.S. government securities. For the six months ended June 30, 1999, the Fixed Income Portfolio returned -2.7%, behind the Lipper category of Corporate Debt A-Rated variable annuity funds, which returned -2.2% on average, and behind the Lehman Government/ Corporate Index's gross level return of -2.3%. As of June 30, 1999 the portfolio was invested U.S. government and agency securities, 47% of assets; mortgage-backed securities, 26%; investment grade corporate bonds, 16%; non-investment grade securities, 0%; and cash and cash equivalents, 11%.

  Note: The Anchor Series Government and Quality Bond Portfolio has been substituted for the Anchor Series Fixed Income Portfolio. In the latter part of June, in preparation for this substitution, portfolio construction significantly changed in order to position the portfolio to fit more easily with the Government and Quality Portfolio. Please refer to the Government and Quality Bond paragraph for more information.

  The High Yield Portfolio seeks to provide high current income and capital appreciation by investing in corporate bonds rated BBB/Baa or lower. The High Yield Portfolio provided investors with a 4.7% return on a net basis for the first six months of 1999, ahead of both the Lehman High Yield Index gross level return of 2.2% and the Lipper category of High Yield variable annuity funds average return of 2.9%. Strong consumer confidence, continuing U.S. economic strength, and improving Asian economies created a favorable economic backdrop for many high yield issuers. In general, high yield securities have outperformed high-grade instruments for the year to date. The Lehman Aggregate returned -1.4% for the six months ended June 30, while the Lehman HY Index returned 2.2%. The portfolio's outperformance can be attributed to solid credit work. On June 30, the portfolio's fixed income holdings included BB-rated securities, 20% of assets; B-rated securities, 64%; and below B-rated or unrated securities, 16%. In terms of sector weightings, primary areas of investment were telecommunications, 14%; media & entertainment, 8%; technology and related, 8%; and paper products, 10%.

BALANCED PORTFOLIOS

  The Multi-Asset Portfolio seeks to provide investors with long-term total investment return consistent with moderate investment risk. The portfolio presently aims to achieve this through a weighting of approximately 60% in U.S. core equities and 40% in U.S. investment grade bonds. The Multi-Asset Portfolio returned 7.2% for the first six months of 1999, outperforming the Lipper category of Flexible variable annuity funds, which returned 5.9% on average for the period. Strong overall security selection helped boost returns during the first quarter. A sharp rebound in small-cap and value stocks detracted from performance in the second quarter as the stocks held in this portfolio are large cap core equities. The portfolio's effective asset class exposure at the end of June was composed of equities, 63% of assets; fixed-income securities, 31%; and cash equivalents, 6%.

  The Strategic Multi-Asset Portfolio seeks to obtain high long-term total returns through investment in core global stocks, aggressive stocks, and global fixed income securities including high yield securities. The Strategic Multi-Asset Portfolio provided investors a 10.6% return for the six months ended June 30, 1999. These results were well ahead of the Lipper category of Global Flexible variable annuity funds' average
                                                           ---------------------
return of 4.6% for the period, and placed the portfolio in the first quartile in this category for the six-month period. Strong overall security selection and asset allocation strategy were beneficial. With significant exposure to commodity currencies and markets, the portfolio was well positioned for the resurgence in global economic expectations. Low exposure to investment grade bonds enhanced performance, given the second-quarter global bond sell-off. The portfolio's asset class exposure at the end of June included capital appreciation, 18% of assets; core equity, 16%; global core equity, 28%; global fixed income including high yield securities, 33%; and cash equivalents, 5%.

  This concludes the overview from Wellington Management Company. We look forward to reporting to you once again in six months' time, and we appreciate the confidence you place in us with your retirement assets.

Sincerely,

/s/ ELI BROAD
Eli Broad
Chairman and Chief Executive Officer,
Anchor National Life Insurance Company
First SunAmerica Life Insurance Company

August 19, 1999
---------------

NOTE: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.

---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 96.2%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       ASSET BACKED SECURITIES -- 2.4%
                       Strategic Money Market Trust 5.41% due 12/15/99(1) (cost
                         $1,500,000)...............................................  $1,500,000   $ 1,500,000
                                                                                                  ------------
                       BANK NOTES -- 9.6%
                       Bayerische Hypotheken Union 4.91% due 5/15/00(1)............   1,500,000     1,499,353
                       Chase Manhattan Bank 5.70% due 7/02/99......................   1,000,000       999,998
                       Harris Trust & Savings Bank 5.00% due 2/04/00...............   2,000,000     2,000,000
                       National Bank Of Canada 5.17% due 4/10/00...................   1,500,000     1,499,551
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $5,998,902)..........................                 5,998,902
                                                                                                  ------------
                       COMMERCIAL PAPER -- 71.3%
                       Aesop Funding Corp. 5.08% due 7/12/99.......................   2,000,000     1,996,895
                       American Express Credit Corp. 4.80% due 10/07/99............   2,000,000     1,973,867
                       AON Corp. 5.17% due 7/12/99.................................   1,720,000     1,717,283
                       APRECO, Inc. 4.82% due 8/16/99..............................   2,200,000     2,186,450
                       Avon Capital Corp. 5.80% due 7/01/99........................   2,000,000     2,000,000
                       BP America, Inc. 5.70% due 7/01/99..........................   2,000,000     2,000,000
                       Corporate Receivables Corp. 5.80% due 7/01/99...............   2,000,000     2,000,000
                       Dean Foods Co. 4.82% due 7/15/99............................   2,000,000     1,996,251
                       Diageo Capital PLC 4.82% due 9/13/99........................   2,400,000     2,376,221
                       Electricite de France 5.75% due 7/01/99.....................   2,000,000     2,000,000
                       Fina Oil & Chemical Co. 4.84% due 7/26/99...................     585,000       583,034
                       Fortune Brands, Inc. 4.84% due 8/31/99......................   1,635,000     1,621,591
                       General Motors Acceptance Corp. 4.84% due 7/09/99...........   2,000,000     1,997,849
                       Gillette Co. 5.70% due 7/01/99..............................   2,000,000     2,000,000
                       Hubbell, Inc. 5.55% due 7/01/99.............................   2,000,000     2,000,000
                       KfW International Finance, Inc. 4.79% due 7/22/99...........     965,000       962,303
                       Merrill Lynch & Co., Inc. 4.80% due 7/14/99.................   1,935,000     1,931,646
                       Morgan Stanley Group, Inc. 5.75% due 7/01/99................   2,000,000     2,000,000
                       National Fuel Gas Co. 5.10% due 7/09/99.....................   2,020,000     2,017,711
                       Park Avenue Receivables Corp. 4.82% due 10/18/99............   1,270,000     1,251,466
                       Pfizer, Inc. 5.80% due 7/01/99..............................   2,000,000     2,000,000
                       Province of Quebec 4.82% due 8/30/99........................   1,540,000     1,527,629
                       Shell Oil Co. 5.70% due 7/01/99.............................   2,000,000     2,000,000
                       Variable Funding Capital Corp. 4.81% due 7/20/99............   2,200,000     2,194,415
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $44,334,611)...................                44,334,611
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 12.9%
                       General Electric Capital Corp. 4.95% due 5/03/00(1).........   2,000,000     2,000,000
                       KeyBank NA 5.14% due 9/16/99................................   2,000,000     1,999,837
                       Monumental Life Insurance Co. 5.10% due 8/09/99(1)..........   2,000,000     2,000,000
                       National Rural Utilities Cooperative Finance Corp. 5.18% due
                         6/26/00(1)................................................   1,000,000     1,000,061
                       Unum Corp. 5.14% due 6/19/00(1).............................   1,000,000     1,000,440
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $8,000,338)..........                 8,000,338
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $59,833,851)..............                59,833,851
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 6.2%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $3,825,000)...............................................  $3,825,000   $ 3,825,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $63,658,851)         102.4%                       63,658,851
                       Liabilities in excess of other
                         assets --                                      (2.4)                      (1,512,415)
                                                                       ------                     ------------
                       NET ASSETS --                                   100.0%                     $62,146,436
                                                                       ======                     ============

              -----------------------------

              (1) Variable rate security -- the rate reflected is as of June 30,
                  1999; maturity date reflects next reset date.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO+                INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 88.2%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       AUTOMOTIVE -- 1.7%
                       Ford Motor Co. 9.00% 2001...................................  $  250,000   $   263,935
                                                                                                  ------------
                       CABLE -- 1.1%
                       Tele-Communications, Inc. 9.25% 2002........................     150,000       161,397
                                                                                                  ------------
                       FINANCE -- 12.7%
                       Abbey National First Capital 8.20% 2004.....................     250,000       264,273
                       Equitable Cos., Inc. 7.00% 2028.............................     180,000       168,136
                       Japan Finance Corp. Municipal Enterprises 9.13% 2000........     400,000       414,664
                       KFW International Finance, Inc. 9.13% 2001..................     400,000       421,172
                       Ohio National Life Insurance Co. 8.50% 2026*................     200,000       213,602
                       United States Bancorp 7.50% 2026............................     400,000       417,484
                                                                                                  ------------
                                                                                                    1,899,331
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 72.7%
                       Federal Home Loan Mortgage Corp. 5.75% 2008.................     500,000       476,330
                       Federal Home Loan Mortgage Participation 6.00% 2013.........     487,295       471,151
                       Federal Home Loan Mortgage Participation 7.50% 2027.........     283,486       286,585
                       Federal Home Loan Participation 11.00% 2000.................       1,763         1,804
                       Federal National Mortgage Association 5.75% 2008............     750,000       717,067
                       Federal National Mortgage Association 6.00% 2028............     498,636       468,404
                       Government National Mortgage Association 7.00%
                         2012 - 2023...............................................     847,320       846,873
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................     505,271       510,925
                       Government National Mortgage Association 10.00% 2000........       4,650         4,750
                       United States Treasury Bonds 8.88% 2019.....................     250,000       322,227
                       United States Treasury Bonds 12.00% 2013....................   4,310,000     6,051,499
                       United States Treasury Notes 6.88% 2006.....................     700,000       736,967
                                                                                                  ------------
                                                                                                   10,894,582
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $13,546,306)..............                13,219,245
                                                                                                  ------------
                                      REPURCHASE AGREEMENT -- 10.0%
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $1,500,000)...............................................   1,500,000     1,500,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $15,046,306)           98.2%                     14,719,245
                       Other assets less liabilities --                   1.8                         263,343
                                                                        ------                    ------------
                       NET ASSETS --                                    100.0%                    $14,982,588
                                                                        ======                    ============

              -----------------------------
              * Resale restricted to qualified institutional buyers

              + See Note 8 to Financial Statements

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 88.0%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 2.4%
                       J.C. Penney Co., Inc. 7.40% 2037............................  $ 5,000,000   $  5,103,550
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      4,849,750
                                                                                                   -------------
                                                                                                      9,953,300
                                                                                                   -------------
                       FINANCE -- 9.4%
                       Associates Corp. North America 6.00% 2005...................    5,000,000      4,830,500
                       Citicorp 6.75% 2007.........................................    5,000,000      4,910,500
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    5,000,000      5,009,300
                       Ford Motor Credit Co. 7.20% 2007............................    5,000,000      5,068,100
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      5,038,150
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      5,755,900
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................    5,000,000      4,868,750
                       Toyota Motor Credit Corp. 5.50% 2008........................    5,000,000      4,568,050
                                                                                                   -------------
                                                                                                     40,049,250
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 5.8%
                       Diageo Capital PLC 6.13% 2005...............................    5,000,000      4,844,500
                       Motorola Inc. 5.80% 2008....................................    5,000,000      4,647,050
                       Postal Square L.P. 8.95% 2022...............................    4,670,400      5,567,444
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................    5,000,000      4,655,850
                       Stanford University 6.88% 2024(1)...........................    5,000,000      5,027,840
                                                                                                   -------------
                                                                                                     24,742,684
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.5%
                       Continental Airlines 6.32% 2008.............................    5,000,000      4,782,300
                       Disney (Walt) Co. 5.80% 2008................................    6,000,000      5,606,700
                                                                                                   -------------
                                                                                                     10,389,000
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.1%
                       Pitney Bowes, Inc. 5.50% 2004...............................    5,000,000      4,826,350
                                                                                                   -------------

                       TRANSPORTATION -- 2.4%
                       Federal Express Corp. 6.72% 2022............................    4,998,563      4,770,678
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      5,521,550
                                                                                                   -------------
                                                                                                     10,292,228
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 60.9%
                       Federal Home Loan Banks 5.13% 2003..........................   34,785,000     33,502,129
                       Federal Home Loan Mortgage Corp. 5.75% 2003.................   20,000,000     19,746,800
                       Federal Home Loan Mortgage Corp. 6.00% 2008 - 2013..........   15,456,535     14,969,776
                       Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011..........   10,242,142     10,299,130
                       Federal Home Loan Mortgage Corp. 14.75% 2010................       84,632         95,818
                       Federal National Mortgage Association 6.00% 2009 - 2028.....   34,641,449     34,048,888
                       Federal National Mortgage Association 6.50% 2012 - 2028.....    9,509,568      9,354,082
                       Federal National Mortgage Association 7.00% 2010 - 2011.....    3,997,227      4,011,125
                       Government National Mortgage Association 6.50% TBA..........    6,545,318      6,293,716
                       Government National Mortgage Association 6.50%
                         2023 - 2029...............................................   54,692,472     46,301,294
                       Government National Mortgage Association 7.00%
                         2009 - 2012...............................................    7,100,893      7,158,552
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................    8,587,034      8,680,904
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................    1,204,050      1,285,339

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Government National Mortgage Association 11.50% 2014........  $     8,196   $      9,020
                       Government National Mortgage Association 12.00% 2016........        5,387          6,034
                       Government National Mortgage Association 12.75% 2014........       44,758         50,647
                       Government National Mortgage Association 13.25% 2014........       16,890         19,154
                       Government National Mortgage Association 13.50% 2014........        5,340          6,189
                       Government National Mortgage Association 13.75% 2014........          589            667
                       United States Treasury Bonds 5.25% 2029.....................   30,000,000     26,953,200
                       United States Treasury Notes 5.50% 2000.....................   10,000,000     10,006,200
                       United States Treasury Notes 5.63% 2002.....................   27,000,000     26,970,570
                                                                                                   -------------
                                                                                                    259,769,234
                                                                                                   -------------
                       UTILITIES -- 3.5%
                       AT&T Corp. 6.00% 2009.......................................    5,000,000      4,698,950
                       Hydro-Quebec 8.40% 2022.....................................    5,000,000      5,588,050
                       United States West Capital Funding, Inc. 6.38% 2008.........    5,000,000      4,704,400
                                                                                                   -------------
                                                                                                     14,991,400
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $385,670,503).............                 375,013,446
                                                                                                   -------------

                                      SHORT TERM SECURITIES -- 5.8%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 5.8%
                       Government National Mortgage Association 12.00% due
                         12/20/99..................................................          286            294
                       Government National Mortgage Association 12.00% due
                         4/20/00...................................................       13,662         14,050
                       United States Treasury Bills 4.24% due 7/22/99..............   25,000,000     24,938,167
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $24,953,195)..............                  24,952,511
                                                                                                   -------------
                                       REPURCHASE AGREEMENT -- 5.0%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $21,125,000)..............................................   21,125,000     21,125,000
                       TOTAL INVESTMENTS -- (cost $431,748,698)        98.8%                        421,090,957
                       Other assets less liabilities --                 1.2                           5,269,820
                                                                      ------                       -------------
                       NET ASSETS --                                  100.0%                       $426,360,777
                                                                      ======                       =============

              -----------------------------
              *    Resale restricted to qualified institutional buyers
              (1)  Fair valued security, see Note 2
              TBA Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 87.0%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------

                       AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
                       L-3 Communications Corp. 8.50% 2008.........................  $  250,000   $   244,375
                       Loral Space & Communications Ltd. 9.50% 2006................     150,000       130,875
                       Moog, Inc., Series B 10.00% 2006............................     150,000       156,000
                                                                                                  ------------
                                                                                                      531,250
                                                                                                  ------------
                       AUTOMOTIVE -- 4.4%
                       Accuride Corp., Series B 9.25% 2008.........................     220,000       213,950
                       Exide Corp. 10.00% 2005.....................................     100,000        99,500
                       Federal Mogul Corp. 8.80% 2007..............................     220,000       221,115
                       Hayes Wheels International, Inc., Series B 9.13% 2007.......     100,000       100,250
                       Johnstown America Industries, Inc., Series C 11.75% 2005....     250,000       266,250
                       LDM Technologies, Inc., Series B 10.75% 2007................     115,000       113,850
                                                                                                  ------------
                                                                                                    1,014,915
                                                                                                  ------------
                       CABLE -- 3.6%
                       Adelphia Communications Corp., Series B 9.88% 2007..........     250,000       261,250
                       Cablevision SA 13.75% 2009*.................................      75,000        69,188
                       Charter Communications Holdings 8.25% 2007*.................     100,000        95,750
                       Multicanal 13.13% 2009*.....................................      60,000        55,200
                       Multicanal SA 10.50% 2007...................................     100,000        81,000
                       Optel, Inc. 11.50% 2008.....................................     150,000       105,750
                       Rogers Communications, Inc. 8.88% 2007......................     150,000       151,500
                                                                                                  ------------
                                                                                                      819,638
                                                                                                  ------------
                       CHEMICALS -- 3.8%
                       Acetex Corp. 9.75% 2003.....................................     150,000       140,625
                       ARCO Chemical Co. 9.80% 2020................................     250,000       239,200
                       Lyondell Chemical Co. 10.88% 2009*..........................      80,000        83,200
                       Phillipp Brothers Chemicals, Inc. 9.88% 2008................     150,000       140,625
                       Pioneer Americas Acquisition Corp., Series B 9.25% 2007.....     100,000        85,750
                       Royster Clark, Inc. 10.25% 2009*............................      60,000        60,150
                       Sovereign Speciality Chemicals Corp., Series B 9.50% 2007...     100,000       100,250
                       Sterling Chemicals, Inc. 11.75% 2006........................      15,000        11,475
                                                                                                  ------------
                                                                                                      861,275
                                                                                                  ------------
                       COMMUNICATIONS & MEDIA -- 7.9%
                       Allbritton Communications Co., Series B 8.88% 2008..........     100,000        96,250
                       Big Flower Press Holdings, Inc. 8.63% 2008*.................     165,000       153,037
                       Carmike Cinemas, Inc. 9.38% 2009*...........................     150,000       145,500
                       EchoStar DBS Corp. 9.25% 2006*..............................     150,000       152,625
                       Fox Liberty Networks LLC 8.88% 2007.........................     150,000       156,000
                       Globo Comunicacoes E Participating 10.50% 2006*.............     250,000       178,125
                       Innova S. de R.L. 12.88% 2007...............................     250,000       200,000
                       LIN Holdings Corp. zero coupon 2008(1)......................     100,000        66,000
                       Loews Cineplex Entertainment Corp. 8.88% 2008...............      50,000        47,750
                       Sullivan Graphics, Inc. 12.75% 2005.........................     150,000       154,500
                       Tevecap SA, Series B 12.63% 2004............................     150,000        91,500
                       TV Azteca SA de CV, Series B 10.50% 2007....................     300,000       222,000
                       World Color Press, Inc. 8.38% 2008*.........................     150,000       146,250
                                                                                                  ------------
                                                                                                    1,809,537
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 4.1%
                       Corning Consumer Products Co. 9.63% 2008....................  $  100,000   $    89,000
                       Iron Mountain, Inc. 8.75% 2009..............................     150,000       148,125
                       Pierce Leahy Corp. 9.13% 2007...............................     150,000       152,250
                       Polaroid Corp. 11.50% 2006..................................     100,000       104,750
                       Rayovac Corp. 10.25% 2006...................................     150,000       163,125
                       Simmons Co. 10.25% 2009*....................................      65,000        66,138
                       True Temper Sports, Inc. 10.88% 2008*.......................     150,000       127,875
                       Westpoint Stevens, Inc. 7.88% 2008..........................      95,000        91,912
                                                                                                  ------------
                                                                                                      943,175
                                                                                                  ------------
                       ENERGY -- 3.3%
                       Abraxas Petroleum Corp. 11.50% 2004.........................     250,000       158,750
                       Costilla Energy, Inc. 10.25% 2006...........................     370,000       110,075
                       P&L Coal Holdings Corp. 8.88% 2008..........................     160,000       160,400
                       Ram Energy, Inc. 11.50% 2008................................     500,000       258,750
                       RBF Finance Co. 11.00% 2006*................................      60,000        61,050
                                                                                                  ------------
                                                                                                      749,025
                                                                                                  ------------
                       FINANCE -- 1.4%
                       Thai Farmers Bank Ltd. 8.25% 2016*..........................     150,000       117,000
                       Western Financial Savings Bank 8.88% 2007...................     250,000       205,000
                                                                                                  ------------
                                                                                                      322,000
                                                                                                  ------------
                       FOOD & LODGING -- 2.6%
                       Delaware Monte Foods Co., Series B zero coupon 2007(1)......     325,000       243,344
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................     150,000       139,125
                       Purina Mills Inc. 9.00% 2010................................     150,000       118,125
                       Vlasic Foods International, Inc. 10.25% 2009*...............     100,000        98,500
                                                                                                  ------------
                                                                                                      599,094
                                                                                                  ------------
                       GAMING -- 0.9%
                       Hollywood Casino Corp. 11.25% 2007*.........................     100,000       100,250
                       Lady Luck Gaming Finance Corp. 11.88% 2001..................     100,000       101,500
                                                                                                  ------------
                                                                                                      201,750
                                                                                                  ------------
                       GROCERY -- 0.6%
                       Homeland Stores, Inc. 10.00% 2003...........................     150,000       128,813
                                                                                                  ------------
                       HEALTHCARE -- 6.4%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................     150,000       148,500
                       Alaris Medical, Inc. zero coupon 2008(1)....................     100,000        54,875
                       Beverly Enterprises, Inc. 9.00% 2006........................     250,000       247,500
                       Columbia/HCA Healthcare Corp. 7.25% 2008....................     250,000       226,568
                       DJ Orthopedics LLC 12.63% 2009*.............................     100,000        98,000
                       Mediq/Life Support Services, Inc. 11.00% 2008...............     150,000       118,875
                       Tenet Healthcare Corp. 8.13% 2008*..........................     250,000       240,547
                       Triad Hospitals Holdings, Inc. 11.00% 2009*.................     105,000       106,838
                       Universal Hospital Services, Inc. 10.25% 2008...............     250,000       221,875
                                                                                                  ------------
                                                                                                    1,463,578
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 5.6%
                       Clark Material Handling Co. 10.75% 2006.....................     100,000        88,750
                       Grove Worldwide LLC, Inc. 9.25% 2008........................      80,000        72,000
                       Henry Co., Series B 10.00% 2008.............................     150,000       142,125
                       International Wire Group, Inc. 11.75% 2005..................     250,000       260,000
                       Neenah Corp., Series B 11.13% 2007..........................     150,000       148,312
                       Numatics, Inc., Series B 9.63% 2008.........................      75,000        67,969
                       United Rentals, Inc. 9.00% 2009*............................     250,000       246,875
                       WESCO Distribution, Inc., Series B 9.13% 2008...............     250,000       242,500
                                                                                                  ------------
                                                                                                    1,268,531
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 8.2%
                       Advanced Micro Devices, Inc. 11.00% 2003....................  $  135,000   $   136,350
                       Amkor Technology, Inc. 9.25% 2006*..........................     250,000       242,812
                       DecisionOne Corp. zero coupon 2008(1).......................     500,000         6,250
                       Exodus Communications, Inc. 11.25% 2008.....................     100,000       104,000
                       Fairchild Semiconductor Corp. 10.38% 2007*..................     225,000       222,750
                       Fisher Scientific International, Inc. 9.00% 2008............     250,000       237,500
                       Integrated Circuit Systems, Inc. 11.50% 2009*...............      95,000        95,000
                       Samsung Electronics America, Inc. 9.75% 2003*...............     150,000       153,098
                       Unisys Corp. 7.88% 2008.....................................     100,000       101,500
                       Verio, Inc. 10.38% 2005.....................................     100,000       101,000
                       Verio, Inc. 11.25% 2008*....................................     250,000       261,875
                       Zilog, Inc., Series B 9.50% 2005............................     250,000       219,375
                                                                                                  ------------
                                                                                                    1,881,510
                                                                                                  ------------
                       METALS & MINERALS -- 4.7%
                       AK Steel Holding Corp. 9.13% 2006...........................     100,000       102,500
                       Ameristeel Corp. 8.75% 2008.................................     100,000       100,250
                       Bayou Steel Corp. 9.50% 2008................................     150,000       146,625
                       CSN Iron SA 9.13% 2007*.....................................     100,000        77,000
                       National Steel Corp. 9.88% 2009.............................      50,000        50,750
                       Nortek, Inc., Series B 9.25% 2007...........................     250,000       250,625
                       Weirton Steel Corp. 11.38% 2004.............................     250,000       245,000
                       Wells Aluminum Corp., Series B 10.13% 2005..................      94,000        93,060
                                                                                                  ------------
                                                                                                    1,065,810
                                                                                                  ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Federal Republic of Brazil 11.63% 2004......................     100,000        92,500
                                                                                                  ------------
                       PAPER PRODUCTS -- 9.6%
                       APP Finance (VII) Mauritius Ltd. 3.50% 2003*................     100,000        74,504
                       APP International Finance Co. 11.75% 2005...................     100,000        76,500
                       Aracruz Celulose SA 10.38% 2002*............................     255,000       247,350
                       Bahia Sul Celulose SA 10.63% 2004...........................     150,000       126,750
                       BWAY Corp., Series B 10.25% 2007............................     150,000       157,500
                       Consumers Packaging, Inc. 9.75% 2007*.......................     150,000       146,250
                       Container Corp. of America 9.75% 2003.......................     150,000       155,250
                       Doman Industries Ltd. 12.00% 2004*..........................     250,000       240,625
                       Pacifica Papers, Inc. 10.00% 2009*..........................      30,000        30,900
                       Packaging Corp. of America 9.63% 2009*......................     145,000       146,088
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............     355,000       249,387
                       Repap New Brunswick, Inc. 10.63% 2005.......................     150,000       114,750
                       Silgan Holdings Corp. 9.00% 2009............................     250,000       247,500
                       Silgan Holdings Corp. 13.25% 2006(3)........................      80,000        89,300
                       Tembec Industries, Inc. 8.63% 2009..........................     100,000        99,500
                                                                                                  ------------
                                                                                                    2,202,154
                                                                                                  ------------
                       REAL ESTATE -- 3.9%
                       Beazer Homes USA, Inc. 8.88% 2008...........................     250,000       238,750
                       Dr. Horton, Inc. 8.00% 2009.................................     100,000        94,500
                       Ryland Group, Inc. 8.25% 2008...............................     100,000        95,500
                       Standard Pacific Corp. 8.50% 2009...........................      75,000        73,875
                       US Home Corp. 8.88% 2007....................................     150,000       147,750
                       Webb Delaware Corp. 10.25% 2010.............................     250,000       251,250
                                                                                                  ------------
                                                                                                      901,625
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 11.7%
                       AMSC Acquisition, Inc. 12.25% 2008..........................     150,000       116,625
                       Concentric Network Corp. 12.75% 2007........................     170,000       175,525
                       Covad Communications Group, Inc. zero coupon 2008(1)........     250,000       135,937
                       E. Spire Communications, Inc. zero coupon 2006(1)...........     150,000        78,000
                       GST Telecommunications, Inc. zero coupon 2008*(1)...........     350,000       197,750

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS (continued)
                       GST Telecommunications, Inc. 12.75% 2007....................  $  100,000   $   108,125
                       Hyperion Telecommunications, Inc., Series B 12.25% 2004.....     240,000       252,000
                       ICO Global Commerce 15.00% 2005.............................     105,000        43,050
                       Intermedia Communications, Inc. 8.60% 2008..................     100,000        92,000
                       Iridium LLC 10.88% 2005.....................................     150,000        29,250
                       Iridium Capital Corp. 14.00% 2005...........................     100,000        19,500
                       IXC Communications, Inc. 9.00% 2008.........................     100,000        95,750
                       McLeod USA, Inc. 9.25% 2007.................................     100,000        99,250
                       Paging Network, Inc. 8.88% 2006.............................     100,000        68,000
                       PSINet, Inc. 10.00% 2005....................................     100,000        99,500
                       PSINet, Inc. 11.50% 2008*...................................     150,000       157,125
                       RSL Communications PLC 9.88% 2009*..........................     150,000       142,125
                       Time Warner Telecom, Inc. 9.75% 2008........................     100,000       102,500
                       Viatel, Inc. 11.50% 2009*...................................     100,000       103,500
                       Winstar Communications, Inc. zero coupon 2005(1)............     650,000       570,375
                                                                                                  ------------
                                                                                                    2,685,887
                                                                                                  ------------
                       TRANSPORTATION -- 1.6%
                       Hermes Europe Railtel BV 11.50% 2007........................     145,000       152,250
                       Valujet, Inc. 10.25% 2001...................................     250,000       211,250
                                                                                                  ------------
                                                                                                      363,500
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $22,047,049)......................                19,905,567
                                                                                                  ------------

                                           COMMON STOCK -- 0.0%                        SHARES
                       ---------------------------------------------------------------------------------------
                       GAMING -- 0.0%
                       Fitzgeralds Gaming Corp.(2).................................       3,762         1,881
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holding Group, Inc., Class C*+(2)..............         629             6
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $282)..............................                     1,887
                                                                                                  ------------
                                         PREFERRED STOCK -- 5.1%
                       ---------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.5%
                       Granite Broadcasting Corp. 12.75%(3)........................         113       114,448
                                                                                                  ------------
                       ENERGY -- 0.4%
                       R & B Falcon Corp. 13.88%...................................         100       103,000
                                                                                                  ------------
                       FINANCE -- 1.0%
                       Superior National Capital Trust I 10.75%(2).................         250       240,000
                                                                                                  ------------
                       GAMING -- 0.0%
                       Fitzgeralds Gaming Corp. 15.00%(2)*.........................       3,000         9,000
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 1.6%
                       Fairfield Manufacturing, Inc. 11.25%(3).....................         350       359,188
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.2%
                       Sinking Fund Holdings Group, Inc., Series B 13.75%(2)(3)....          17        37,400
                                                                                                  ------------

                                                           ---------------------

                                       PREFERRED STOCK (CONTINUED)                     SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS -- 1.4%
                       Concentric Network Corp. Delaware 13.50%(3).................         192   $   184,661
                       IXC Communications, Inc. 6.75%*.............................       3,500       128,187
                                                                                                  ------------
                                                                                                      312,848
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $1,391,798).....................                 1,175,884
                                                                                                  ------------

                                            WARRANTS -- 0.4%+
                       ---------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.0%
                       Benedek Communications Corp. 07/01/07*(2)...................       2,000         4,000
                                                                                                  ------------
                       TELECOMMUNICATIONS -- 0.4%
                       Concentric Network Corp. Delaware 12/15/07*(2)..............         130        45,500
                       MGC Communications, Inc. 10/01/04*..........................         250        31,250
                                                                                                  ------------
                                                                                                       76,750
                                                                                                  ------------
                       TOTAL WARRANTS (cost $22,550)...............................                    80,750
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $23,461,679)..............                21,164,088
                                                                                                  ------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.7%                                      AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $160,000)...........................................  $  160,000       160,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $23,621,679)          93.2%                      21,324,088
                       Other assets less liabilities --                  6.8                        1,565,857
                                                                       ------                     ------------
                       NET ASSETS --                                   100.0%                     $22,889,945
                                                                       ======                     ============

              -----------------------------
              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) PIK ("Payment-in-Kind") payment made with additional security in lieu of cash

              See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 99.8%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 6.9%
                       Automotive -- 0.3%
                       Ford Motor Co. .............................................       3,300   $   186,244
                       Retail -- 6.6%
                       CVS Corp....................................................      10,000       507,500
                       Gap, Inc. ..................................................      20,550     1,035,206
                       May Department Stores Co. ..................................      12,900       527,288
                       Wal-Mart Stores, Inc. ......................................      29,000     1,399,250
                                                                                                  ------------
                                                                                                    3,655,488
                                                                                                  ------------
                       CONSUMER STAPLES -- 7.3%
                       Food, Beverage & Tobacco -- 3.9%
                       Anheuser-Busch Cos., Inc. ..................................       8,000       567,500
                       Coca Cola Co................................................       4,600       287,500
                       PepsiCo, Inc................................................      12,100       468,119
                       Philip Morris Cos., Inc.....................................      12,000       482,250
                       Sara Lee Corp. .............................................      11,000       249,562

                       Household Products -- 3.4%
                       Colgate-Palmolive Co. ......................................       1,700       167,875
                       Gillette Co. ...............................................      10,000       410,000
                       Kimberly-Clark Corp. .......................................       8,200       467,400
                       Procter & Gamble Co.........................................       8,900       794,325
                                                                                                  ------------
                                                                                                    3,894,531
                                                                                                  ------------
                       ENERGY -- 7.5%
                       Energy Services -- 1.2%
                       Schlumberger Ltd. ..........................................      10,000       636,875

                       Energy Sources -- 6.3%
                       Chevron Corp. ..............................................       8,300       790,056
                       Exxon Corp..................................................      16,800     1,295,700
                       Royal Dutch Petroleum Co....................................      16,200       976,050
                       Unocal Corp.................................................       6,400       253,600
                                                                                                  ------------
                                                                                                    3,952,281
                                                                                                  ------------
                       FINANCE -- 15.9%
                       Banks -- 7.2%
                       Chase Manhattan Corp. ......................................       3,900       337,838
                       Citigroup, Inc..............................................      29,925     1,421,437
                       First Union Corp............................................      14,100       662,700
                       U.S. Bancorp................................................      16,500       561,000
                       Wachovia Corp. .............................................       9,300       795,731

                       Financial Services -- 3.9%
                       Associates First Capital Corp., Class A.....................      19,000       841,938
                       Federal National Mortgage Association.......................      11,200       765,800
                       Merrill Lynch & Co., Inc....................................       5,900       471,631

                       Insurance -- 4.8%
                       Ace Ltd. ...................................................      16,400       463,300

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       American International Group, Inc.* ........................       9,000   $ 1,053,563
                       Marsh & McLennan Cos., Inc..................................      13,700     1,034,350
                                                                                                  ------------
                                                                                                    8,409,288
                                                                                                  ------------
                       HEALTHCARE -- 13.3%
                       Drugs -- 9.3%
                       American Home Products Corp.................................      16,800       966,000
                       Bristol-Myers Squibb Co. ...................................      10,000       704,375
                       Johnson & Johnson Co. ......................................       6,800       666,400
                       Merck & Co., Inc............................................       8,400       621,600
                       Pfizer, Inc. ...............................................       5,100       559,725
                       Pharmacia & Upjohn, Inc. ...................................      14,000       795,375
                       Warner-Lambert Co. .........................................       9,000       624,375

                       Health Services -- 1.4%
                       Cardinal Health, Inc., Class A..............................       4,300       275,738
                       Columbia/HCA Healthcare Corp. ..............................      20,800       474,500
                       Lifepoint Hospitals, Inc. ..................................           1            13

                       Medical Products -- 2.6%
                       Abbott Laboratories, Inc....................................      16,000       728,000
                       Baxter International, Inc...................................      10,300       624,437
                                                                                                  ------------
                                                                                                    7,040,538
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 7.6%
                       Aerospace & Military Technology -- 1.2%
                       Boeing Co...................................................       6,600       291,637
                       General Motors Corp., Class H+..............................       3,500       196,875
                       United Technologies Corp....................................       2,000       143,375

                       Electrical Equipment -- 3.7%
                       General Electric Co.........................................      17,100     1,932,300

                       Machinery -- 2.3%
                       Deere & Co..................................................       5,600       221,900
                       Eaton Corp..................................................       1,800       165,600
                       Illinois Tool Works, Inc. ..................................       3,300       270,600
                       Tyco International Ltd. ....................................       6,000       568,500

                       Transportation -- 0.4%
                       CSX Corp. ..................................................       5,000       226,563
                                                                                                  ------------
                                                                                                    4,017,350
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 5.9%
                       Broadcasting & Media -- 3.2%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............       6,000       220,500
                       Cox Communications, Inc., Class A+..........................       5,400       198,788
                       Disney (Walt) Co............................................      17,000       523,813
                       Gannett, Inc. ..............................................      10,500       749,437

                       Leisure & Tourism -- 2.7%
                       AMR Corp.+ .................................................       8,200       559,650
                       McDonald's Corp. ...........................................      21,200       875,825
                                                                                                  ------------
                                                                                                    3,128,013
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 21.2%
                       Communication Equipment -- 4.2%
                       Cisco Systems, Inc.+........................................      18,900     1,219,050
                       Lucent Technologies, Inc....................................       8,500       573,219
                       Motorola, Inc. .............................................       4,900       464,275

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 5.5%
                       EMC Corp.+..................................................       6,200   $   341,000
                       Hewlett-Packard Co..........................................       3,900       391,950
                       International Business Machines Corp. ......................      10,500     1,357,125
                       Xerox Corp..................................................      14,000       826,875

                       Electronics -- 4.1%
                       Analog Devices, Inc.+.......................................       6,800       341,275
                       Intel Corp..................................................      16,600       987,700
                       Micron Technology, Inc.+....................................       7,400       298,312
                       Texas Instruments, Inc......................................       3,700       536,500

                       Software -- 7.4%
                       Automatic Data Processing, Inc. ............................      15,400       677,600
                       Computer Sciences Corp.+....................................       8,100       560,419
                       First Data Corp. ...........................................      12,800       626,400
                       Microsoft Corp.+............................................      22,600     2,038,237
                                                                                                  ------------
                                                                                                   11,239,937
                                                                                                  ------------
                       MATERIALS -- 3.1%
                       Chemicals -- 2.0%
                       Dow Chemical Co.............................................       1,000       126,875
                       du Pont (E. I.) de Nemours & Co. ...........................      10,300       703,619
                       Monsanto Co. ...............................................       5,600       224,700

                       Forest Products -- 0.8%
                       International Paper Co. ....................................       8,400       424,200

                       Metals & Minerals -- 0.3%
                       Alcoa, Inc. ................................................       2,400       148,500
                                                                                                  ------------
                                                                                                    1,627,894
                                                                                                  ------------
                       UTILITIES -- 11.1%
                       Electric Utilities -- 2.3%
                       DPL, Inc. ..................................................      12,800       235,200
                       Enron Corp. ................................................       2,700       220,725
                       GPU, Inc. ..................................................       6,700       282,656
                       Pinnacle West Capital Corp. ................................       6,000       241,500
                       Texas Utilities Co. ........................................       5,700       235,125

                       Gas & Pipeline Utilities -- 0.4%
                       National Fuel Gas Co. ......................................       4,600       223,100

                       Telephone -- 8.4%
                       AT&T Corp...................................................      11,700       653,006
                       Bell Atlantic Corp. ........................................      18,700     1,222,513
                       MCI WorldCom, Inc.+.........................................      12,900     1,110,206
                       SBC Communications, Inc. ...................................      20,000     1,160,000
                       U.S. West, Inc..............................................       4,900       287,875
                                                                                                  ------------
                                                                                                    5,871,906
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $33,401,633)..............                52,837,226
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 0.4%                    AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $220,000).................................................  $  220,000   $   220,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $33,621,633)          100.2%                     53,057,226
                       Liabilities in excess of other
                         assets --                                       (0.2)                      (122,047)
                                                                        ------                    ------------
                       NET ASSETS --                                    100.0%                    $52,935,179
                                                                        ======                    ============

              -----------------------------
              + Non-income producing securities
              * Security represents an investment in an affiliated company

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO#                             INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 44.5%                         SHARES         VALUE
                       -----------------------------------------------------------------------------------------

                       AUSTRALIA -- 1.2%
                       Australia & New Zealand Banking Group Ltd. (Finance)........       12,290    $    90,253
                       Broken Hill Proprietary Co., Ltd. (Materials)...............        8,935        103,363
                       News Corp., Ltd. (Information & Entertainment)..............        9,501         80,957
                       Pasminco Ltd. (Materials)...................................       55,086         60,740
                                                                                                    ------------
                                                                                                        335,313
                                                                                                    ------------
                       BRAZIL -- 0.4%
                       Embratel Participacoes SA ADR (Utilities)...................        2,400         33,300
                       Telecomunicacoes de Brasileiras SA ADR (Utilities)+.........        1,100             69
                       Telecomunicacoes de Brasileiras (Utilities).................          600         54,112
                       Telesp Participacoes SA ADR (Utilities).....................        1,100         25,163
                                                                                                    ------------
                                                                                                        112,644
                                                                                                    ------------
                       CANADA -- 0.7%
                       Alcan Aluminum Ltd. (Materials).............................        2,500         79,372
                       Canadian Imperial Bank (Finance)............................        4,800        114,417
                                                                                                    ------------
                                                                                                        193,789
                                                                                                    ------------
                       CHINA -- 0.3%
                       China Telecom (Hong Kong) Ltd. ADR (Information
                         Technology)+..............................................        1,400         79,800
                                                                                                    ------------
                       DENMARK -- 0.2%
                       Unidanmark A/S, Class A (Finance)...........................          900         59,899
                                                                                                    ------------
                       FINLAND -- 0.7%
                       Nokia AB Oy, Series A (Information Technology)..............        1,781        156,055
                       Upm Kymmene Oy (Materials)..................................        1,900         54,450
                                                                                                    ------------
                                                                                                        210,505
                                                                                                    ------------
                       FRANCE -- 4.5%
                       Accor SA (Information & Entertainment)......................          800        200,810
                       Alcatel Alsthom, Inc. (Information Technology)..............          540         75,984
                       AXA SA de CV (Finance)......................................          580         70,731
                       Banque Nationale de Paris (Finance).........................          761         63,386
                       Compagnie de St. Gobain (Materials).........................          600         95,560
                       Compagnie Financiere de Paribas SA (Finance)................        1,860        208,419
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Discretionary)..................................          430         37,677
                       Michelin SA, Class B (Consumer Discretionary)...............        1,600         65,430
                       STMicroelectronics NV (Information Technology)+.............        1,400         97,125
                       Suez Lyonnaise des Eaux (Utilities).........................          850        153,251
                       Total SA, Class B (Energy)..................................        1,136        146,498
                       Vivendi SA (Utilities)......................................          950         76,925
                                                                                                    ------------
                                                                                                      1,291,796
                                                                                                    ------------
                       GERMANY -- 2.5%
                       Bayer AG (Healthcare).......................................        3,170        132,019
                       DaimlerChrysler AG (Consumer Discretionary).................          750         64,944
                       Mannesmann AG (Information & Entertainment).................          930        138,722
                       Munchener Ruckversicherungs AG (Finance)+...................          800        148,030

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES         VALUE
                       -----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Siemens AG (Industrial & Commercial)........................        2,440    $   188,142
                       Veba AG (Utilities).........................................          900         52,883
                                                                                                    ------------
                                                                                                        724,740
                                                                                                    ------------
                       HONG KONG -- 0.6%
                       Cheung Kong Holdings Ltd. (Industrial & Commercial)+........       13,000        115,614
                       New World Development Co., Ltd. (Real Estate)...............       17,000         50,943
                                                                                                    ------------
                                                                                                        166,557
                                                                                                    ------------
                       INDONESIA -- 0.2%
                       Asia Pulp & Paper Ltd. ADR (Materials)+.....................        6,400         61,600
                                                                                                    ------------
                       IRELAND -- 0.3%
                       Allied Irish Banks PLC (Finance)............................        7,652        101,316
                                                                                                    ------------
                       ITALY -- 0.4%
                       Telecom Italia SpA (Utilities)..............................        7,000         72,737
                       Unicredito Italiano SpA (Finance)...........................       10,100         44,353
                                                                                                    ------------
                                                                                                        117,090
                                                                                                    ------------
                       JAPAN -- 6.1%
                       Bank of Tokyo-Mitsubishi Ltd. (Finance).....................        8,000        113,946
                       Eisai Co., Ltd. (Healthcare)................................        5,000         98,578
                       Fuji Machine Manufacturing Co. (Industrial & Commercial)....        1,000         30,834
                       Fujisawa Pharmaceutical Co. (Healthcare)....................        4,000         65,140
                       Hitachi Ltd. (Information Technology)+......................       10,000         93,825
                       Ito Yokado Co. (Consumer Discretionary).....................        1,000         66,959
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........          400         37,199
                       Matsumotokiyoshi (Consumer Discretionary)...................        2,400        143,837
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)+...........................................        2,000         38,853
                       Nippon Telegraph & Telephone Corp. (Utilities)..............            7         81,591
                       NTT Mobile Communications Network, Inc. (Information &
                         Entertainment)............................................            2         27,114
                       NTT Mobile Communications Network, Inc. (Information &
                         Entertainment)............................................            8        107,134
                       Olympus Optical Co. (Healthcare)............................        9,000        133,099
                       Rohm Co. Ltd. (Information Technology)......................        1,000        156,651
                       Sony Corp. (Information & Entertainment)....................        1,800        194,180
                       Takefuji Corp. (Finance)....................................        2,300        237,852
                       Toshiba Corp. (Information Technology)......................       16,000        114,144
                                                                                                    ------------
                                                                                                      1,740,936
                                                                                                    ------------
                       MEXICO -- 0.3%
                       Fomento Economico Mexicano SA, Class B ADR (Consumer
                         Staples)..................................................        1,300         51,837
                       Panamerican Beverages, Inc., Class A ADR (Consumer
                         Staples)..................................................        1,400         33,338
                                                                                                    ------------
                                                                                                         85,175
                                                                                                    ------------
                       NETHERLANDS -- 2.7%
                       Gucci Group NV (Consumer Discretionary).....................        1,700        119,000
                       ING Groep NV (Finance)......................................        1,109         60,019
                       Koninklijke Ahold NV (Consumer Discretionary)...............        2,218         76,366
                       Philips Electronics NV (Information Technology)+............        1,084        106,883
                       Royal Dutch Petroleum Co. (Energy)..........................        2,200        128,815
                       Royal Koninklijke KPN NV (Utilities)........................        1,551         72,748
                       Unilever NV (Consumer Staples)..............................        2,914        196,305
                                                                                                    ------------
                                                                                                        760,136
                                                                                                    ------------
                       SINGAPORE -- 0.3%
                       Overseas Chinese Banking Corp. Ltd. (Finance)...............        4,000         33,373
                       Overseas Union Bank (Finance)...............................       12,000         57,814
                                                                                                    ------------
                                                                                                         91,187
                                                                                                    ------------

---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES         VALUE
                       -----------------------------------------------------------------------------------------
                       SOUTH KOREA -- 0.0%
                       SK Telecom Co., Ltd ADR (Information Technology)............          173    $     2,943
                                                                                                    ------------
                       SPAIN -- 1.8%
                       Banco de Santander SA (Finance).............................        9,400         97,869
                       Banco Popular Esp (Finance).................................        1,100         79,092
                       Endesa SA (Utilities).......................................        3,500         74,613
                       Repsol SA (Energy)..........................................        4,200         86,375
                       Telefonica SA (Utilities)...................................        3,276        158,148
                       Telefonica SA ADR (Utilities)...............................           95         13,977
                                                                                                    ------------
                                                                                                        510,074
                                                                                                    ------------
                       SWEDEN -- 1.0%
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................        5,310        170,453
                       Hennes & Mauritz AB, Class B (Consumer Discretionary)+......        2,300         56,897
                       Nordbanken AB (Finance).....................................       12,450         72,890
                                                                                                    ------------
                                                                                                        300,240
                                                                                                    ------------
                       SWITZERLAND -- 1.3%
                       Alusuisse Lonza Gr (Materials)..............................           30         34,956
                       Credit Suisse Group (Finance)...............................          750        129,735
                       Nestle SA (Consumer Staples)+...............................           59        106,269
                       Swisscom AG (Utilities)+....................................          250         94,045
                                                                                                    ------------
                                                                                                        365,005
                                                                                                    ------------
                       UNITED KINGDOM -- 3.4%
                       British Petroleum Co. PLC (Energy)..........................       12,106        216,772
                       Cadbury Schweppes (Consumer Staples)+.......................          380          2,425
                       Imperial Chemical Industries PLC (Materials)................        3,500         34,563
                       National Westminster Bank PLC (Finance).....................        9,100        192,925
                       Prudential Corp. PLC (Finance)..............................        4,500         66,321
                       Reckitt & Colman PLC (Consumer Staples).....................        4,500         46,992
                       SmithKline Beecham PLC (Healthcare).........................       20,067        260,953
                       South African Brew (Consumer Staples)+*.....................        1,400         12,292
                       Vodafone Group PLC (Information & Entertainment)............        6,716        132,114
                                                                                                    ------------
                                                                                                        965,357
                                                                                                    ------------
                       UNITED STATES -- 15.6%
                       Adaptec, Inc. (Information Technology)+.....................        4,000        141,250
                       American General Corp. (Finance)............................        2,000        150,750
                       American Tower Corp., Class A (Information &
                         Entertainment)+...........................................        2,000         48,000
                       Analog Devices, Inc. (Information Technology)+..............        2,000        100,375
                       Associates First Capital Corp. (Finance)....................        3,000        132,937
                       Atlas Air, Inc. (Industrial & Commercial)+..................        3,200        103,200
                       Avant Corp. (Information Technology)+.......................        2,500         31,562
                       Bed Bath & Beyond, Inc. (Consumer Discretionary)+...........        1,000         38,500
                       BellSouth Corp. (Utilities).................................        5,400        253,125
                       BMC Software, Inc. (Information Technology)+................        1,000         54,000
                       Boston Scientific Corp. (Healthcare)+.......................        1,500         65,906
                       Caterpillar, Inc. (Industrial & Commercial).................        4,600        276,000
                       Citigroup, Inc. (Finance)...................................        3,800        180,500
                       Corning, Inc. (Industrial & Commercial).....................        1,700        119,213
                       Covance, Inc. (Healthcare)+.................................        1,000         23,938
                       Delphi Automotive Systems Corp. (Consumer Discretionary)....       12,500        232,031
                       First Data Corp. (Information Technology)...................        2,000         97,875
                       Gannett, Inc. (Information & Entertainment).................        1,700        121,337
                       Gap, Inc. (Consumer Discretionary)..........................        4,200        211,575
                       Heller Financial, Inc. (Finance)............................        2,000         55,625
                       Hewlett Packard Co. (Information Technology)................          600         60,300
                       Intel Corp. (Information Technology)........................        2,200        130,900
                       Intermedia Communications, Inc. (Utilities)+................        2,000         60,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES         VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       International Business Machines (Information Technology)....          900    $   116,325
                       Kimberly Clark Corp. (Consumer Staples).....................        2,100        119,700
                       MBNA Corp. (Finance)........................................        1,800         55,125
                       McLeod USA, Inc. (Utilities)+...............................        2,500        137,500
                       Metzler Group, Inc. (Industrial & Commercial)+..............        2,000         55,250
                       Motorola, Inc. (Information Technology).....................        1,000         94,750
                       National City Corp. (Finance)...............................        1,000         65,500
                       NCO Group, Inc. (Industrial & Commercial)+..................        2,000         76,000
                       Pegasus Systems, Inc. (Industrial & Commercial)+............        2,000         74,875
                       Pharmacia & Upjohn, Inc. (SEK) (Healthcare).................        1,990        110,178
                       Pierce Leahy Corp. (Industrial & Commercial)+...............        2,500         61,719
                       QUALCOMM, Inc. (Information Technology)+....................          500         71,750
                       Sprint Corp. (Utilities)....................................        5,300        279,906
                       Texas Instruments, Inc. (Information Technology)............          400         58,000
                       The Hartford Financial Services Group, Inc. (Finance).......        2,300        134,119
                       United Technologies Corp. (Industrial & Commercial).........        2,200        157,712
                       Wal-Mart Stores, Inc. (Consumer Discretionary)..............        1,900         91,675
                                                                                                    ------------
                                                                                                      4,448,983
                                                                                                    ------------
                       TOTAL COMMON STOCK (cost $11,410,254).......................                  12,725,085
                                                                                                    ------------
                                         PREFERRED STOCK -- 0.1%
                       -----------------------------------------------------------------------------------------
                       GERMANY -- 0.0%
                       ProSieben Media AG (Information & Entertainment)*...........           10            454
                                                                                                    ------------
                       NETHERLANDS -- 0.1%
                       Unilever NV (Consumer Staples)+.............................        6,400         34,307
                                                                                                    ------------
                       TOTAL PREFERRED STOCK (cost $45,924)........................                      34,761
                                                                                                    ------------
                                                                                      PRINCIPAL
                                                                                        AMOUNT
                                                                                     (DENOMINATED
                                                                                       IN LOCAL
                                          BONDS & NOTES -- 14.6%                      CURRENCY)
                       -----------------------------------------------------------------------------------------
                       CANADA -- 1.6%
                       Government of Canada 8.50% 2002.............................      640,000        468,719
                                                                                                    ------------
                       FRANCE -- 0.9%
                       French Treasury Note B.T.A.N. 3.50% 2004....................      250,000        256,476
                                                                                                    ------------
                       GERMANY -- 2.8%
                       Federal Republic of Germany 6.25% 2024......................      695,000        802,271
                                                                                                    ------------
                       JAPAN -- 2.4%
                       European Investment Bank 3.00% 2006.........................   75,000,000        680,313
                                                                                                    ------------
                       SINGAPORE -- 1.8%
                       Singapore Government 3.50% 2004.............................      890,000        517,058
                                                                                                    ------------
                       SWEDEN -- 0.9%
                       Kingdom of Sweden 9.00% 2009................................    1,600,000        244,659
                                                                                                    ------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                       AMOUNT         VALUE
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 1.1%
                       United Kingdom Treasury 7.75% 2006..........................   $  175,000    $   313,496
                                                                                                    ------------
                       UNITED STATES -- 3.1%
                       United States Treasury Bonds 6.25% 2023.....................      750,000        753,517
                       United States Treasury Bonds 12.00% 2013....................      100,000        140,406
                                                                                                    ------------
                                                                                                        893,923
                                                                                                    ------------
                       TOTAL BONDS & NOTES (cost $4,201,591).......................                   4,176,915
                                                                                                    ------------
                                            WARRANTS -- 0.3%+                           SHARES
                       -----------------------------------------------------------------------------------------
                       INDONESIA -- 0.0%
                       Asia Pulp & Paper Ltd. 7/27/00 (Materials)..................        2,160          5,670
                                                                                                    ------------
                       THAILAND -- 0.3%
                       Siam Commercial Bank 5/31/02 (Finance)......................      126,300         81,346
                                                                                                    ------------
                       TOTAL WARRANTS (cost $0)....................................                      87,016
                                                                                                    ------------
                       TOTAL INVESTMENT SECURITIES (cost $15,657,769)..............                  17,023,777
                                                                                                    ------------

                                                                                      PRINCIPAL
                                      SHORT-TERM SECURITIES -- 1.2%                     AMOUNT
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 1.2%
                       United States Treasury Bills 4.20% due 8/05/99..............   $  300,000        298,775
                       United States Treasury Bills 4.46% due 8/05/99..............       50,000         49,783
                                                                                                    ------------
                       TOTAL SHORT-TERM SECURITIES (cost $348,558).................                     348,558
                                                                                                    ------------
                                     REPURCHASE AGREEMENTS -- 38.3%@
                       -----------------------------------------------------------------------------------------
                       Agreement with Paine Webber, Inc., bearing interest at
                         4.85%, dated 6/30/99, to be repurchased 7/01/99 in the
                         amount of $5,000,674 and collateralized by $4,970,000 of
                         U.S. Treasury Notes, bearing interest at 6.00%, due
                         8/15/00 and having an approximate aggregate value of
                         $5,104,504 (cost $5,000,000)..............................    5,000,000      5,000,000
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $5,940,000)...............................................    5,940,000      5,940,000
                                                                                                    ------------
                       TOTAL REPURCHASE AGREEMENTS (cost $10,940,000)..............                  10,940,000
                                                                                                    ------------
                       TOTAL INVESTMENTS -- (cost $26,946,327)        99.0%                          28,312,335
                       Other assets less liabilities --                1.0                              281,764
                                                                      ------                        ------------
                       NET ASSETS --                                  100.0%                        $28,594,099
                                                                      ======                        ============

              -----------------------------

              + Non-income producing securities

              * Resale restricted to qualified institutional buyers

              ADR -- American Depository Receipt

              # See Note 8 to Financial Statements

              @ The security or a portion thereof represents collateral for the following open future contracts:

                                                           ---------------------

                                                                 OPEN FUTURES CONTRACTS
                       ----------------------------------------------------------------------------------------------------------
                                                                                                     VALUE AS OF     UNREALIZED
                       NUMBER OF                                          EXPIRATION     VALUE AT     JUNE 30,     APPRECIATION/
                       CONTRACTS   DESCRIPTION                               DATE       TRADE DATE      1999       (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                         9 Long    OMX Index Future -- The London       July 1999       $   87,147   $   87,597      $    450
                                   Securities Derivatives Exchange....
                         2 Long    IBEX Plus Index Future -- Meff       July 1999          209,747      210,128           381
                                   Renta Variable Exchange (Madrid)...
                         2 Long    Euro-Bund Future -- Eurex            September 1999     229,118      227,732        (1,386)
                                   Deutschland........................
                         4 Long    SPI Futures -- Sydney Futures        September 1999     196,478      197,047           569
                                   Exchange...........................
                         1 Long    S&P 500 Index Future -- Chicago      September 1999     328,381      345,425        17,044
                                   Mercantile Exchange................
                         5 Long    Topix Index Future -- Tokyo Stock    September 1999     573,034      581,213         8,179
                                   Exchange...........................
                         1 Long    Toronto 35 Index -- Toronto Futures  September 1999     136,148      137,237         1,089
                                   Exchange...........................
                        10 Long    Russell 2000 Future -- Chicago       September 1999   2,239,820    2,310,000        70,180
                                   Mercantile Exchange................
                         1 Long    MIB 30 Index Future -- Milan Stock   September 1999     182,213      180,441        (1,772)
                                   Exchange...........................
                         5 Long    FTSE 100 Index Future -- London      September 1999     515,253      500,278       (14,975)
                                   International Futures Exchange.....
                         2 Long    DAX Index Future -- Eurex            September 1999     275,210      277,858         2,648
                                   Deutschland........................
                        11 Long    Marche A Terme International de      September 1999     500,171      517,585        17,414
                                   France -- CAC 40 Stock Index
                                   Future.............................
                                                                                                                     ---------
                                                                                                                     $ 99,821
                                   Net Unrealized Appreciation..................................................
                                                                                                                     =========

                                  OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       -------------------------------------------------------------
                          CONTRACT             IN         DELIVERY  GROSS UNREALIZED
                         TO DELIVER       EXCHANGE FOR      DATE      APPRECIATION
                       -------------------------------------------------------------
                       CAD     690,000   USD    473,154   07/06/99      $ 4,524
                       EUR   1,030,000   USD  1,077,565   07/28/99       13,636
                       GBP     200,000   USD    322,000   07/15/99        6,722
                       JPY  87,394,000   USD    744,412   07/15/99       20,427
                       JPY  84,000,000   USD    700,584   07/15/99        4,714
                       SEK   2,100,000   USD    247,846   07/23/99          125
                                                                        --------
                                                                         50,148
                                                                        --------

                                                                    GROSS UNREALIZED
                                                                      DEPRECIATION
                       -------------------------------------------------------------
                       SGD     877,000   USD    512,866   07/12/99       (3,021)
                                                                        --------

                                Net Unrealized Appreciation.......      $47,127
                                                                        ========

                      CAD  --   Canadian Dollar    JPY  --   Japanese Yen     SGD  --   Singapore Dollar
                      EUR  --   Euro Currency      SEK  --   Swedish Krona    USD  --   United States Dollar
                      GBP  --   Pound Sterling

               See Notes to Financial Statements.

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 97.5%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 8.5%
                       Retail -- 8.5%
                       Bed Bath & Beyond, Inc.+....................................       15,800   $    608,300
                       CVS Corp. ..................................................      145,102      7,363,927
                       Dayton Hudson Corp. ........................................      190,000     12,350,000
                       Dollar General Corp. .......................................      152,275      4,415,975
                       Ethan Allen Interiors, Inc. ................................       73,500      2,774,625
                       Home Depot, Inc. ...........................................      217,100     13,989,381
                       Staples, Inc.+..............................................      155,100      4,798,406
                       Wal-Mart Stores, Inc. ......................................      320,000     15,440,000
                       Whole Foods Market, Inc.+...................................       54,300      2,609,794
                                                                                                   -------------
                                                                                                     64,350,408
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.5%
                       Food, Beverage & Tobacco -- 2.1%
                       Beringer Wine Estates Holdings, Inc., Class B+..............       68,500      2,862,016
                       Coca-Cola Co. ..............................................       41,600      2,600,000
                       PepsiCo, Inc. ..............................................      100,000      3,868,750
                       Philip Morris Cos., Inc. ...................................      154,000      6,188,875

                       Household Products -- 2.4%
                       Bush Boake Allen, Inc.+.....................................       43,200      1,263,600
                       Colgate-Palmolive Co. ......................................       59,600      5,885,500
                       Gillette Co. ...............................................       64,000      2,624,000
                       Procter & Gamble Co. .......................................       98,000      8,746,500
                                                                                                   -------------
                                                                                                     34,039,241
                                                                                                   -------------
                       ENERGY -- 4.0%
                       Energy Services -- 1.0%
                       Hanover Compressor Co. .....................................        3,000         96,375
                       Schlumberger Ltd. ..........................................      112,600      7,171,213

                       Energy Sources -- 3.0%
                       Barrett Resources Corp.+....................................       18,800        721,450
                       Chevron Corp. ..............................................       75,000      7,139,063
                       Exxon Corp. ................................................       98,500      7,596,812
                       Royal Dutch Petroleum Co....................................      122,700      7,392,675
                                                                                                   -------------
                                                                                                     30,117,588
                                                                                                   -------------
                       FINANCE -- 14.1%
                       Banks -- 5.6%
                       Citigroup, Inc. ............................................      355,050     16,864,875
                       First Union Corp. ..........................................      150,000      7,050,000
                       Mercantile Bankshares Corp. ................................       73,000      2,582,375
                       National Commerce Bancorp...................................       17,600        385,000
                       State Street Corp. .........................................       69,700      5,950,637
                       U.S. Bancorp................................................      130,000      4,420,000
                       WestAmerica Bancorp.........................................       49,900      1,821,350
                       Wilmington Trust Corp. .....................................       50,000      2,868,750

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 4.4%
                       Associates First Capital Corp. .............................      285,900   $ 12,668,944
                       Federal National Mortgage Association.......................      123,100      8,416,963
                       FINOVA Group, Inc. .........................................       41,200      2,168,150
                       Franklin Resources, Inc. ...................................       70,000      2,843,750
                       Merrill Lynch & Co., Inc. ..................................       93,500      7,474,156

                       Insurance -- 4.1%
                       Ace Ltd.....................................................      171,000      4,830,750
                       American International Group, Inc.*.........................      102,375     11,984,274
                       Frontier Insurance Group, Inc. .............................      120,400      1,851,150
                       Marsh & McLennan Cos., Inc. ................................      129,150      9,750,825
                       Reinsurance Group America, Inc. ............................       72,325      2,549,456
                                                                                                   -------------
                                                                                                    106,481,405
                                                                                                   -------------
                       HEALTHCARE -- 13.1%
                       Drugs -- 7.1%
                       American Home Products Corp. ...............................      181,000     10,407,500
                       Astrazeneca PLC ADR.........................................      102,000      3,997,125
                       Genzyme Surgical Products+ .................................       11,779         51,901
                       Genzyme Corp.+..............................................       65,800      3,191,300
                       Johnson & Johnson Co........................................       74,700      7,320,600
                       Merck & Co., Inc. ..........................................      102,800      7,607,200
                       Pfizer, Inc. ...............................................       65,500      7,188,625
                       Pharmacia & Upjohn, Inc. ...................................      142,000      8,067,375
                       Warner-Lambert Co. .........................................       88,100      6,111,937
                       Health Services -- 2.5%
                       Cardinal Health, Inc., Class A..............................      104,000      6,669,000
                       Columbia/HCA Healthcare Corp. ..............................      182,800      4,170,125
                       Covance, Inc.+..............................................      145,700      3,487,694
                       Shared Medical Systems Corp. ...............................       64,200      4,189,050

                       Medical Products -- 3.5%
                       Abbott Laboratories, Inc. ..................................      180,000      8,190,000
                       Baxter International, Inc. .................................       91,400      5,541,125
                       Boston Scientific Corp.+....................................       99,800      4,384,962
                       Henry Schein, Inc.+.........................................       99,400      3,149,737
                       PE Corp. ...................................................       37,900      4,349,025
                       Waters Corp. ...............................................       15,700        834,063
                                                                                                   -------------
                                                                                                     98,908,344
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Aerospace & Military Technology -- 1.1%
                       General Motors Corp., Class H+..............................       63,800      3,588,750
                       United Technologies Corp. ..................................       70,000      5,018,125

                       Business Services -- 2.3%
                       Barnett, Inc.+..............................................       37,600        282,000
                       G & K Services, Inc., Class A...............................       80,000      4,190,000
                       Ionics, Inc.+...............................................       71,900      2,624,350
                       Lason Holdings, Inc. .......................................        8,100        401,962
                       Manpower, Inc...............................................      108,000      2,443,500
                       Miller (Herman), Inc. ......................................       91,100      1,913,100
                       Robert Half International, Inc.+............................       29,600        769,600
                       Tetra Tech, Inc.+...........................................       77,844      1,284,422
                       United Rentals, Inc.+.......................................      112,922      3,331,199

                       Electrical Equipment -- 2.8%
                       General Electric Co. .......................................      165,000     18,645,000
                       Littelfuse, Inc.+...........................................      114,000      2,194,500

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 3.3%
                       Corning, Inc. ..............................................       55,500   $  3,891,937
                       Donaldson Co., Inc. ........................................      104,000      2,548,000
                       Eaton Corp. ................................................       35,200      3,238,400
                       Illinois Tool Works, Inc. ..................................       50,000      4,100,000
                       Macdermid, Inc. ............................................       12,100        562,650
                       MSC Industrial Direct Co., Inc., Class A+...................       88,800        910,200
                       Nordson Corp. ..............................................       23,000      1,408,750
                       Tyco International Ltd New..................................       90,600      8,584,350

                       Transportation -- 0.7%
                       Air Express International Corp. ............................       72,700      1,844,763
                       C.H. Robinson Worldwide, Inc. ..............................       93,700      3,443,475
                                                                                                   -------------
                                                                                                     77,219,033
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 9.2%
                       Broadcasting & Media -- 6.6%
                       Acxiom Corp.+...............................................       70,000      1,745,625
                       ADVO, Inc.+.................................................       16,400        340,300
                       American Tower Corp., Class A...............................      235,200      5,644,800
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      214,400      7,879,200
                       Catalina Marketing Corp.+...................................       34,000      3,128,000
                       CBS Corp.+..................................................       98,400      4,274,250
                       Cox Communications, Inc. New................................      183,200      6,744,050
                       Disney (Walt) Co. ..........................................      198,900      6,128,606
                       Gannett, Inc. ..............................................      110,000      7,851,250
                       Time Warner, Inc. ..........................................       67,800      4,983,300
                       Univision Communications, Inc., Class A+....................       23,200      1,531,200

                       Entertainment Products -- 0.4%
                       Speedway Motorsports, Inc.+.................................       84,700      3,329,769

                       Leisure & Tourism -- 2.2%
                       McDonald's Corp. ...........................................      196,000      8,097,250
                       Southwest Airlines Co. .....................................      267,850      8,336,831
                                                                                                   -------------
                                                                                                     70,014,431
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 25.9%
                       Communication Equipment -- 5.5%
                       Black Box Corp.+............................................       42,300      2,120,287
                       Cisco Systems, Inc.+........................................      270,600     17,453,700
                       Lucent Technologies, Inc. ..................................      155,668     10,497,861
                       Motorola, Inc. .............................................       57,700      5,467,075
                       Nokia Corp., Class A ADR....................................       72,300      6,619,969
                       Computers & Business Equipment -- 5.2%
                       EMC Corp.+..................................................      159,800      8,789,000
                       Hewlett Packard Co. ........................................       77,000      7,738,500
                       International Business Machines Corp. ......................      122,900     15,884,825
                       Symbol Technologies, Inc. ..................................       32,050      1,181,844
                       Xerox Corp. ................................................       95,000      5,610,937

                       Electronics -- 5.2%
                       Analog Devices, Inc. .......................................      164,500      8,255,844
                       Applied Materials, Inc.+....................................       72,000      5,319,000
                       Dallas Semiconductor Corp. .................................       74,700      3,772,350
                       Intel Corp. ................................................      189,600     11,281,200
                       Micron Technology, Inc. ....................................       27,300      1,100,531
                       Texas Instruments, Inc. ....................................       48,900      7,090,500
                       Xilinx, Inc.+...............................................       46,200      2,644,950

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 10.0%
                       America Online, Inc.+.......................................       48,800   $  5,392,400
                       American Management Systems, Inc.+..........................       61,200      1,962,225
                       Automatic Data Processing, Inc. ............................      200,800      8,835,200
                       BISYS Group, Inc.+..........................................       57,600      3,369,600
                       Cognos, Inc.+...............................................       76,100      1,655,175
                       Computer Sciences Corp.+....................................       90,000      6,226,875
                       DST Systems, Inc.+..........................................       65,000      4,086,875
                       First Data Corp. ...........................................      130,000      6,361,875
                       Juniper Networks, Inc. .....................................        6,200        923,800
                       Microsoft Corp.+ ...........................................      258,000     23,268,375
                       Policy Management Systems Corp.+............................       99,700      2,991,000
                       Sterling Commerce, Inc.+....................................       58,600      2,138,900
                       Sterling Software, Inc.+....................................      165,000      4,403,437
                       Synopsys, Inc.+.............................................       45,800      2,527,588
                       Systems & Computer Technology Corp.+........................       89,700      1,306,256
                                                                                                   -------------
                                                                                                    196,277,954
                                                                                                   -------------
                       MATERIALS -- 2.7%
                       Chemicals -- 2.4%
                       du Pont (E. I.) de Nemours & Co. ...........................       96,300      6,578,494
                       Minerals Technologies, Inc. ................................       80,700      4,504,069
                       Praxair, Inc. ..............................................      153,300      7,502,118
                       Forest Products -- 0.3%
                       Bemis Co., Inc. ............................................       49,000      1,947,750
                                                                                                   -------------
                                                                                                     20,532,431
                                                                                                   -------------
                       UTILITIES -- 5.3%
                       Gas & Pipeline Utilities -- 0.0%
                       American Water Works, Inc. .................................        7,000        215,250
                       Telephone -- 5.3%
                       AT&T Corp. .................................................       98,100      5,475,206
                       Bell Atlantic, Corp. .......................................      147,500      9,642,813
                       MCI Worldcom, Inc.+.........................................      130,000     11,188,125
                       McLeodUSA, Inc. ............................................       40,600      2,233,000
                       SBC Communications, Inc. ...................................      196,800     11,414,400
                                                                                                   -------------
                                                                                                     40,168,794
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $423,046,064).............                 738,109,629
                                                                                                   -------------


                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 1.4%                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $10,330,000)..............................................  $10,330,000     10,330,000
                                                                                                   -------------
                       TOTAL INVESTMENTS -- (cost $433,376,064)              98.9%                  748,439,629
                       Other assets less liabilities --                       1.1                     8,108,822
                                                                            -----                  -------------
                       NET ASSETS --                                        100.0%                 $756,548,451
                                                                            =====                  =============

              -----------------------------
              + Non-income producing securities
              * Security represents an investment in an affiliated company ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 92.3%                        SHARES           VALUE
                       -------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 5.6%
                       Retail -- 5.6%
                       Bed Bath & Beyond, Inc.+....................................      800,000   $   30,800,000
                       Gap, Inc. ..................................................      675,000       34,003,125
                       Home Depot, Inc. ...........................................      170,000       10,954,375
                                                                                                   ---------------
                                                                                                       75,757,500
                                                                                                   ---------------
                       CONSUMER STAPLES -- 0.7%
                       Food, Beverage & Tobacco -- 0.7%
                       McCormick & Co., Inc. ......................................      160,000        5,050,000
                       United Natural Foods, Inc.+.................................      210,000        5,197,500
                                                                                                   ---------------
                                                                                                       10,247,500
                                                                                                   ---------------
                       ENERGY -- 2.0%
                       Energy Services -- 1.7%
                       Santa Fe International Corp. ...............................      477,600       10,984,800
                       Transocean Offshore, Inc. ..................................      435,000       11,418,750

                       Energy Sources -- 0.3%
                       Pennzoil Quaker State Co. ..................................      290,000        4,350,000
                                                                                                   ---------------
                                                                                                       26,753,550
                                                                                                   ---------------
                       FINANCE -- 7.5%
                       Banks -- 0.6%
                       City National Corp. ........................................       68,300        2,556,981
                       Cullen/Frost Bankers, Inc. .................................      188,400        5,192,775

                       Financial Services -- 3.9%
                       Associates First Capital Corp., Class A ....................      471,400       20,888,913
                       Heller Financial, Inc., Class A ............................      504,500       14,031,406
                       Jefferies Group, Inc. ......................................      115,000        3,450,000
                       MBNA Corp. .................................................      150,000        4,593,750
                       Legg Mason, Inc. ...........................................      250,000        9,625,000
                       Morgan Keegan, Inc. ........................................       70,500        1,335,094

                       Insurance -- 3.0%
                       Ace Ltd.....................................................      774,900       21,890,925
                       American General Corp. .....................................      190,000       14,321,250
                       Transatlantic Holdings, Inc. ...............................       67,500        5,058,281
                                                                                                   ---------------
                                                                                                      102,944,375
                                                                                                   ---------------
                       HEALTHCARE -- 14.0%
                       Drugs -- 8.8%
                       Astrazeneca PLC.............................................      685,000       26,843,438
                       Genset Sa...................................................      180,000        2,812,500
                       Genzyme Corp.+..............................................      586,800       28,459,800
                       Gilead Sciences, Inc.+......................................      145,000        7,576,250
                       Human Genome Sciences, Inc.+................................      139,900        5,526,050
                       Immunex Corp.+..............................................      226,600       28,877,337
                       Millennium Pharmaceuticals..................................      158,500        5,706,000
                       Pharmacia & Upjohn, Inc. ...................................      250,000       14,203,125

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 1.1%
                       Covance, Inc.+..............................................      280,300   $    6,709,681
                       Stewart Enterprises, Inc., Class A..........................      549,600        8,003,550

                       Medical Products -- 4.1%
                       Baxter International, Inc. .................................      255,000       15,459,375
                       Boston Scientific Corp.+....................................      254,700       11,190,881
                       Ocular Sciences, Inc.+......................................      117,500        2,041,563
                       PE Corp. ...................................................      170,000       19,507,500
                       Varian Medical Systems, Inc. ...............................      287,800        7,266,950
                                                                                                   ---------------
                                                                                                      190,184,000
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 8.8%
                       Aerospace & Military Technology -- 0.3%
                       General Motors Corp., Class A+..............................       75,000        4,218,750

                       Business Services -- 5.0%
                       Comfort Systems USA, Inc.+..................................      280,000        5,040,000
                       Group Maintenance America Corp.+............................      170,000        2,199,375
                       Iron Mountain, Inc.+........................................      372,100       10,651,362
                       Korn/Ferry International....................................      231,800        3,940,600
                       Metzler Group, Inc.+........................................      335,700        9,273,712
                       NCO Group, Inc.+............................................      318,800       12,114,400
                       Pegasus Systems, Inc. ......................................      280,000       10,482,500
                       Pierce Leahy Corp.+.........................................      205,000        5,060,938
                       Select Appointments Holdings PLC ADR........................      182,000        4,368,000
                       Service Experts, Inc.+......................................      210,000        4,606,875

                       Electrical Equipment -- 0.6%
                       General Cable Corp.+........................................      487,100        7,793,600

                       Machinery -- 1.7%
                       Corning, Inc. ..............................................      325,000       22,790,625

                       Transportation -- 1.2%
                       Atlas Air, Inc.+............................................      230,000        7,417,500
                       Werner Enterprises, Inc. ...................................      475,000        9,856,250
                                                                                                   ---------------
                                                                                                      119,814,487
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 21.2%
                       Broadcasting & Media -- 18.8%
                       American Tower Corp., Class A+..............................      853,400       20,481,600
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............    2,006,800       73,749,900
                       Capstar Broadcasting Corp., Class A+........................      160,000        4,380,000
                       Central Newspapers, Inc., Class A...........................      115,000        4,326,875
                       Chancellor Media Corp.+.....................................      185,000       10,198,125
                       Clear Channel Communications, Inc.+.........................      200,000       13,787,500
                       Crown Castle International Corp.+ ..........................      670,100       13,946,456
                       EchoStar Communications Corp., Class A+.....................      154,400       23,690,750
                       Getty Images, Inc.+.........................................      380,500        7,181,938
                       Metro Networks, Inc.+.......................................      110,000        5,871,250
                       Outdoor Systems, Inc.+......................................      570,000       20,805,000
                       Pegasus Communications Corp. ...............................      223,300        8,806,394
                       Primacom AG ADR.............................................      100,000        2,212,500
                       Scripps (E.W) Co., Class A..................................      240,100       11,419,756
                       SFX Entertainment, Inc., Class A+...........................       80,000        5,120,000
                       TV Guide, Inc. .............................................      139,000        5,090,875
                       United International Holdings, Inc. ........................       75,000        5,071,875
                       United Pan Europe ADR.......................................       50,000        2,762,500
                       Univision Communications, Inc., Class A+....................      260,000       17,160,000

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 1.7%
                       Koninklijke Philips Electrs Nv ADR..........................      230,000   $   23,201,250

                       Leisure & Tourism -- 0.7%
                       Ryanair Holdings PLC ADR+...................................      175,800        9,317,400
                                                                                                   ---------------
                                                                                                      288,581,944
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 27.2%
                       Communication Equipment -- 8.3%
                       ADC Telecommunications, Inc.+...............................      323,800       14,753,138
                       Alcatel Alsthom ADR.........................................      360,000       10,215,000
                       Gilat Satellite Networks Ltd.+..............................      205,000       10,762,500
                       Lucent Technologies, Inc. ..................................      272,250       18,359,859
                       Motorola, Inc. .............................................      235,000       22,266,250
                       Nokia Corp., Class A ADR....................................      150,000       13,734,375
                       Qualcomm, Inc. .............................................      160,300       23,003,050

                       Computers & Business Equipment -- 1.6%
                       Verisign, Inc.+.............................................      200,000       17,250,000
                       Adaptec, Inc. ..............................................      100,000        3,531,250

                       Electronics -- 5.6%
                       Analog Devices, Inc.+.......................................      525,000       26,348,437
                       Flextronics International Ltd.+.............................      190,000       10,545,000
                       ST Microelectronics NV+ -- N.Y. Registry Shares.............      100,000        6,937,500
                       Texas Instruments, Inc. ....................................      225,000       32,625,000

                       Software -- 11.7%
                       America Online, Inc.+.......................................      125,000       13,812,500
                       Avant Corp.+................................................      658,400        8,312,300
                       BISYS Group, Inc.+..........................................      375,900       21,990,150
                       BMC Software, Inc.+.........................................      290,000       15,660,000
                       Ceridian Corp.+.............................................      300,000        9,806,250
                       Computer Sciences Corp.+....................................       90,000        6,226,875
                       Electronic Arts, Inc.+......................................       85,000        4,611,250
                       First Data Corp. ...........................................      530,000       25,936,875
                       Flextech PLC................................................      121,911        1,979,521
                       Fundtech Ltd................................................      110,000        2,853,125
                       Infoseek Corp. .............................................       80,000        3,835,000
                       Policy Management Systems Corp.+............................      185,000        5,550,000
                       Rational Software Corp.+....................................      570,000       18,774,375
                       Segue Software, Inc.+.......................................      170,500        1,236,125
                       Sterling Software, Inc.+....................................      720,000       19,215,000
                                                                                                   ---------------
                                                                                                      370,130,705
                                                                                                   ---------------
                       REAL ESTATE -- 0.3%
                       Real Estate Companies -- 0.3%
                       Security Capital Group, Inc., Class B+......................      330,000        4,805,625
                                                                                                   ---------------
                       UTILITIES -- 5.0%
                       Telephone -- 5.0%
                       Allegiance Telecommunications, Inc.+........................      140,000        7,682,500
                       Colt Telecom Group PLC+.....................................      600,000       12,559,563
                       Intermedia Communications, Inc.+............................      743,700       22,311,000
                       MCI Worldcom, Inc.+.........................................       90,000        7,745,625
                       McLeodUSA, Inc. ............................................      117,600        6,468,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES           VALUE
                       -------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone (continued)
                       NTL, Inc.+..................................................       80,000   $    6,895,000
                       Swisscom AG ADR.............................................      105,000        4,029,375
                                                                                                   ---------------
                                                                                                       67,691,063
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $793,540,975)......................                 1,256,910,749
                                                                                                   ---------------

                                         PREFERRED STOCK -- 0.4%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.4%
                       Broadcasting & Media -- 0.4%
                       News Corp. Ltd. ADR
                         (cost $2,501,047).........................................      160,000        5,050,000
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $796,042,022).............                 1,261,960,749
                                                                                                   ---------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 6.3%                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $84,910,000)........................................  $84,910,000       84,910,000
                                                                                                   ---------------
                       TOTAL INVESTMENTS -- (cost $880,952,022)            99.0%                    1,346,870,749
                       Other assets less liabilities --                     1.0                        13,895,836
                                                                          -----                   ---------------
                       NET ASSETS --                                      100.0%                   $1,360,766,585
                                                                          =====                   ===============

              -----------------------------
              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 97.6%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------

                       ENERGY -- 55.1%
                       Energy Services -- 6.4%
                       Baker Hughes, Inc...........................................      37,700   $ 1,262,950
                       BJ Services Co.+............................................      25,300       744,769
                       Rowan Cos., Inc.+...........................................      50,000       921,875
                       Weatherford International, Inc.+............................      18,200       666,575

                       Energy Sources -- 48.7%
                       Alberta Energy Co., Ltd.....................................      20,000       642,445
                       Canadian Natural Resources Ltd. ADR+........................      77,300     1,522,377
                       Canadian Occidental Petroleum Ltd...........................      90,000     1,451,613
                       Chevron Corp. ..............................................      20,000     1,903,750
                       ENI SpA.....................................................      12,400       744,000
                       Enron Oil & Gas Co..........................................      29,250       592,312
                       Evergreen Resources, Inc.+..................................       5,000       125,938
                       Imperial Oil Ltd............................................      54,000     1,026,825
                       Mobil Corp..................................................      22,100     2,187,900
                       Norsk Hydro ASA ADR.........................................      28,800     1,101,600
                       Ocean Energy, Inc.+.........................................      61,000       587,125
                       PanCanadian Petroleum Ltd...................................      38,800       579,694
                       Petro Canada................................................     130,000     1,774,533
                       Poco Petroleum Ltd.+........................................     170,000     1,373,854
                       Repsol SA ADR...............................................      30,000       609,375
                       Shell Transport & Trading Co. PLC...........................      52,500     2,434,687
                       Suncor Energy, Inc. ........................................      41,700     1,709,063
                       Sunoco, Inc. ...............................................      18,300       552,431
                       Talisman Energy, Inc.+......................................      31,000       843,158
                       Total SA ADR................................................      30,393     1,958,449
                       Ultramar Diamond Shamrock Corp. ............................      53,500     1,166,969
                       Unocal Corp.................................................      21,320       844,805
                       USX-Marathon Group, Inc. ...................................      30,000       976,875
                       Vastar Resources, Inc. .....................................      10,100       529,619
                                                                                                  ------------
                                                                                                   30,835,566
                                                                                                  ------------
                       MATERIALS -- 42.5%
                       Metals & Minerals -- 34.7%
                       Alcoa, Inc. ................................................      34,454     2,131,841
                       Ashanti Goldfields Co., Ltd. GDR............................      97,583       676,982
                       Barrick Gold Corp...........................................      72,200     1,398,875
                       Billiton PLC*...............................................     504,600     1,765,735
                       British Steel PLC ADR.......................................      49,700     1,295,306
                       Cleveland-Cliffs, Inc.......................................      49,800     1,612,275
                       Companhia Vale do Rio Doce ADR..............................      61,200     1,215,059
                       Compania de Minas Buenaventura SA, Series B ADR.............      30,800       471,625
                       DeBeers Consolidated Mines Ltd. ADR.........................      82,300     1,964,912
                       Euro Nevada Mining Ltd......................................      49,100       586,866
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............      72,900     1,221,075
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............     110,700     1,985,681
                       Rio Tinto PLC...............................................      70,883     1,187,683

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Stillwater Mining Co.+......................................      57,425   $ 1,877,080

                       Paper Products -- 7.8%
                       Weyerhaeuser Co.............................................      31,700     2,179,375
                       Willamette Industries, Inc..................................      47,500     2,187,969
                                                                                                  ------------
                                                                                                   23,758,339
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $46,074,020)..............  ..........    54,593,905
                                                                                                  ------------

                                                                                     PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.5%                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $1,405,000)...............................................  $1,405,000     1,405,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $47,479,020)     100.1%                          55,998,905
                       Liabilities in excess of
                         other assets                               (0.1)                             (35,914)
                                                                   -----                          -----------
                       NET ASSETS --                               100.0%                         $55,962,991
                                                                   -----                          ============

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 63.1%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 0.6%
                       Broadcasting & Media -- 0.2%
                       American Tower Corp., Class A...............................       13,900   $    333,600

                       Software -- 0.4%
                       First Data Corp. ...........................................       12,500        611,719
                                                                                                   -------------
                                                                                                        945,319
                                                                                                   -------------
                       CORE EQUITY -- 62.5%
                       Aerospace & Military Technology -- 1.6%
                       Allied Signal, Inc. ........................................       15,600        982,800
                       United Technologies Corp. ..................................       17,800      1,276,038

                       Automotive -- 0.5%
                       Ford Motor Co. .............................................       11,800        665,963

                       Banks -- 2.6%
                       Citigroup, Inc. ............................................       36,950      1,755,125
                       State Street Corp. .........................................        6,500        554,937
                       U.S. Bancorp................................................       37,200      1,264,800

                       Broadcasting & Media -- 3.0%
                       AT&T Corp. -- Liberty Media Group, Inc., Class A+...........       35,800      1,315,650
                       Disney (Walt) Co. ..........................................       40,500      1,247,906
                       Gannett, Inc. ..............................................       23,200      1,655,900

                       Chemicals -- 1.5%
                       du Pont (E.I.) de Nemours & Co. ............................       15,800      1,079,337
                       Praxair, Inc. ..............................................       20,500      1,003,219

                       Communication Equipment -- 3.1%
                       Cisco Systems, Inc.+........................................       31,000      1,999,500
                       Lucent Technologies, Inc. ..................................       20,500      1,382,469
                       Tellabs, Inc.+..............................................       14,400        972,900

                       Computers & Business Equipment -- 2.8%
                       International Business Machines Corp. ......................       15,800      2,042,150
                       Xerox Corp..................................................       32,000      1,890,000

                       Drugs -- 5.7%
                       American Home Products Corp. ...............................       30,300      1,742,250
                       Bristol-Myers Squibb Co. ...................................       17,800      1,253,787
                       Johnson & Johnson Co. ......................................       14,900      1,460,200
                       Merck & Co., Inc.  .........................................       24,400      1,805,600
                       Monsanto Co. ...............................................       16,500        650,719
                       Warner-Lambert Co. .........................................       15,300      1,061,437

                       Electrical Equipment -- 2.6%
                       General Electric Co. .......................................       31,700      3,582,100

                       Electronics -- 3.0%
                       Intel Corp. ................................................       29,000      1,725,500
                       Micron Technology Inc. .....................................       24,600        991,688
                       Texas Instruments, Inc. ....................................       10,100      1,464,500

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Energy Services -- 0.8%
                       Schlumberger Ltd. ..........................................       18,800   $  1,197,325

                       Energy Sources -- 3.4%
                       Anadarko Petroleum Corp. ...................................       23,000        846,688
                       Chevron Corp. ..............................................       10,200        970,912
                       Exxon Corp. ................................................       26,800      2,066,950
                       Unocal Corp. ...............................................       21,000        832,125

                       Financial Services -- 2.4%
                       Associates First Capital Corp., Class A.....................       31,800      1,409,138
                       Franklin Resources, Inc. ...................................       17,200        698,750
                       Merrill Lynch & Co., Inc. ..................................       16,300      1,302,981

                       Food, Beverage & Tobacco -- 0.8%
                       Philip Morris Cos, Inc. ....................................       26,300      1,056,931

                       Forest Products & Paper -- 1.4%
                       Sealed Air Corp.+...........................................       12,300        797,963
                       Weyerhaeuser Co. ...........................................       16,000      1,100,000

                       Health Services -- 0.5%
                       Cardinal Health, Inc., Class A..............................        9,700        622,012

                       Household Products -- 1.0%
                       Procter & Gamble Co. .......................................       16,100      1,436,925

                       Insurance -- 3.2%
                       American General Corp. .....................................        9,600        723,600
                       American International Group, Inc.@.........................       16,250      1,902,266
                       Marsh & McLennan Cos, Inc. .................................       24,000      1,812,000

                       Leisure & Tourism -- 1.8%
                       AMR Corp.+..................................................       12,400        846,300
                       McDonald's Corp. ...........................................       41,300      1,706,206

                       Machinery -- 1.7%
                       Corning, Inc. ..............................................       10,000        701,250
                       Illinois Tool Works, Inc. ..................................       11,800        967,600
                       Tyco International Ltd. ....................................        8,000        758,000

                       Medical Products -- 3.1%
                       Abbott Laboratories, Inc. ..................................       34,400      1,565,200
                       Baxter International, Inc...................................       16,300        988,187
                       Boston Scientific Corp.+....................................       21,400        940,263
                       Guidant Corp. ..............................................       17,200        884,725

                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................       19,100      1,181,813

                       Retail -- 5.2%
                       Gap, Inc....................................................       43,125      2,172,422
                       Home Depot, Inc. ...........................................       23,000      1,482,062
                       Safeway, Inc.+..............................................       15,300        757,350
                       Staples, Inc.+..............................................       19,500        603,281
                       Wal-Mart Stores, Inc. ......................................       47,200      2,277,400

                       Software -- 4.5%
                       Automatic Data Processing, Inc. ............................       30,400      1,337,600
                       Computer Sciences Corp.+....................................       16,900      1,169,269
                       Electronic Data Systems Corp.+..............................        7,400        418,562
                       Microsoft Corp.+............................................       37,900      3,418,106

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Telephone -- 4.9%
                       AT&T Corp. .................................................       15,200   $    848,350
                       Bell Atlantic Corp. ........................................       14,900        974,088
                       MCI WorldCom, Inc.+.........................................       28,500      2,452,781
                       SBC Communications, Inc. ...................................       45,200      2,621,600

                       Transportation -- 0.6%
                       CSX Corp. ..................................................       17,500        792,969
                                                                                                   -------------
                                                                                                     87,468,425
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $50,930,588).......................                  88,413,744
                                                                                                   -------------
                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 31.0%                       AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORE BONDS -- 31.0%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.8%
                       Northrop Grumman Corp. 8.63% 2004...........................  $ 1,000,000      1,064,320
                       ASSET-BACKED SECURITIES -- 1.7%
                       Aesop Funding II LLC 6.22% 2001*............................    1,000,000        997,360
                       Chase Manhattan Auto Owner Trust 5.70% 2001.................      700,000        700,644
                       Honda Auto Receivables Trust 5.95% 2003.....................      380,389        379,940
                       Nissan Auto Receivables Grantor 6.15% 2003..................      340,491        340,596
                       CONSUMER DISCRETIONARY -- 0.7%
                       CVS Corp. 5.50% 2004........................................    1,000,000        971,690
                       CONSUMER STAPLES -- 0.5%
                       Coca-Cola Bottling Co. 6.38% 2004...........................      680,000        645,157
                       ENERGY -- 0.7%
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000        941,460
                       FINANCE -- 5.7%
                       Bankers Trust New York Corp. 8.25% 2005.....................    1,000,000      1,052,444
                       Cit Group, Inc. 5.50% 2004..................................    1,000,000        954,320
                       First Financial Caribbean Corp. 7.84% 2006..................    1,000,000        977,870
                       General Electric Capital Corp. 6.50% 2006...................    1,000,000        985,950
                       General Motors Acceptance Corp. 5.63% 2001..................    1,000,000        990,300
                       Lumbermans Mutual Casualty Co. 9.15% 2026...................    1,000,000      1,084,180
                       Security Benefit Life Co. 8.75% 2016........................    1,000,000        993,800
                       Sprint Capital Corp. 6.88% 2028.............................    1,000,000        906,620
                       INDUSTRIAL & COMMERCIAL -- 2.1%
                       Cummins Engine Co., Inc. 6.25% 2003.........................    1,000,000        967,980
                       Diageo Capital PLC 6.13% 2005...............................    1,000,000        968,900
                       Federal Express Corp. 6.72% 2022............................      999,713        954,135
                       MORTGAGE-RELATED SECURITIES -- 1.5%
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........      363,199        362,128
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    1,000,000      1,001,860
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................      791,918        776,864
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.7%
                       Quebec Province Canada 8.80% 2003...........................    1,000,000      1,075,660
                       U.S. GOVERNMENT & AGENCIES -- 13.8%#
                       Federal Home Loan Bank 5.13% 2003...........................    4,000,000      3,852,480
                       Federal Home Loan Mortgage Corp. 6.50% 2010-2025............    1,418,745      1,374,367
                       Federal National Mortgage Association 6.50% 2013-2028.......    5,582,678      5,443,091

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Government National Mortgage Association 6.50% 2023.........  $ 3,265,411   $  3,139,889
                       United States Treasury Bonds 5.25% 2029.....................    2,000,000      1,796,880
                       United States Treasury Bonds 5.50% 2028.....................    4,000,000      3,662,480
                       UTILITIES -- 2.8%
                       AT&T Corp. 5.63% 2004.......................................      850,000        822,486
                       Niagara Mohawk Power Corp. 5.88% 2002.......................    1,250,000      1,228,900
                       United States West Capital Funding, Inc. 6.38% 2008.........    1,000,000        940,880
                       Worldcom, Inc. 6.40% 2005...................................    1,000,000        976,780
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $44,442,286)......................                  43,332,411
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $95,372,874)..............                 131,746,155
                                                                                                   -------------
                                      SHORT-TERM SECURITIES -- 1.4%
                       -----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.8%
                       Fleet Mortgage Group, Inc. 6.50% due 6/15/2000..............    1,000,000      1,006,020
                       Mobil Oil Corp. 9.17% due 2/29/2000.........................      165,875        168,122
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $1,165,453)..........                   1,174,142
                                                                                                   -------------
                       U.S. GOVERNMENT -- 0.6%
                       United States Treasury Bills 4.52% due 10/26/99
                         (cost $769,545)...........................................                     769,545
                                                                                                   -------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,934,998)...............                   1,943,687
                                                                                                   -------------
                                      REPURCHASE AGREEMENT -- 4.4%#
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                             (cost $6,175,000).....................................                   6,175,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $103,482,872)                          99.9%                         139,864,842
                       Other assets less liabilities --                0.1                              169,832
                                                                     -----                         -------------
                       NET ASSETS --                                 100.0%                        $140,034,674
                                                                     =====                         =============

              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              @  Security represents an investment in an affiliated company
              # The security or a portion thereof represents collateral for the following open future contracts:

                                                  OPEN FUTURES CONTRACTS
                       -----------------------------------------------------------------------------

                       NUMBER OF                                             EXPIRATION   VALUE AT
                       CONTRACTS   DESCRIPTION                                  DATE     TRADE DATE
                       -----------------------------------------------------------------------------
                       32 Short    S&P 500 -- Chicago
                                   Mercantile Exchange.....................  July 1999   $10,515,127
                        12 Long    Russell 2000 -- Chicago
                                   Mercantile Exchange.....................  July 1999     2,623,921
                        20 Long    U.S. Treasury Bond -- Chicago
                                   Board of Trade..........................  July 1999     2,320,671
                                   Net Unrealized Depreciation......................................

                                     OPEN FUTURES CONTRACTS
                       ---------  -----------------------------
                                                   UNREALIZED
                       NUMBER OF   VALUE AS OF    APPRECIATION/
                       CONTRACTS  JUNE 30, 1999   DEPRECIATION
                       ---------  -----------------------------
                       32 Short
                                   $11,053,600     $(538,473)
                        12 Long
                                     2,772,000       148,079
                        20 Long
                                     2,318,125        (2,546)
                                                   ----------
                                                   $(392,940)
                                                   ==========

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1999
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 62.1%                            SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 18.1%
                       Broadcasting & Media -- 4.1%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+@.............           11,400   $   418,950
                       America Online, Inc.+.......................................            1,200       132,600
                       American Tower Corp., Class A+..............................           10,600       254,400
                       Clear Channel Communications, Inc.+.........................            1,300        89,619
                       Crown Castle International Corp.+...........................           11,000       228,937
                       EchoStar Communications Corp., Class A+.....................            2,000       306,875
                       Getty Images, Inc.+.........................................           10,000       188,750
                       Outdoor Systems, Inc.+......................................            4,200       153,300
                       Scripps (E.W) Co., Class A..................................            2,500       118,906
                       United International Holdings, Inc., Class A+...............              500        33,813
                       Univision Communications, Inc., Class A+....................            1,500        99,000

                       Business Services -- 1.9%
                       Comfort Systems USA, Inc.+..................................            6,500       117,000
                       Iron Mountain, Inc.+........................................            6,050       173,181
                       Metzler Group, Inc.+........................................            6,200       171,275
                       NCO Group, Inc.+............................................            6,300       239,400
                       Pegasus Systems, Inc. ......................................            2,900       108,569
                       Pierce Leahy Corp. .........................................            4,700       116,031

                       Communication Equipment -- 1.3%
                       ADC Telecommunications, Inc.+...............................            2,000        91,125
                       Gilat Satellite Networks Ltd.+..............................            3,100       162,750
                       Motorola, Inc. .............................................            1,700       161,075
                       QUALCOMM, Inc. .............................................            1,700       243,950

                       Computers & Business Equipment -- 0.2%
                       Adaptec, Inc.+..............................................            3,000       105,937

                       Drugs -- 2.0%
                       Astrazeneca PLC ADR.........................................            6,100       239,044
                       Genzyme Surgical Products+ .................................                1             3
                       Genzyme Corp.+..............................................            8,300       402,550
                       Gilead Sciences, Inc.+......................................            2,500       130,625
                       Human Genome Sciences, Inc.+................................            3,300       130,350
                       Pharmacia & Upjohn, Inc. ...................................            1,500        85,219

                       Electronics -- 1.7%
                       Analog Devices, Inc.+.......................................            4,000       200,750
                       Flextronics International Ltd.+.............................            3,500       194,250
                       General Cable Corp.+........................................            9,950       159,200
                       Texas Instruments, Inc. ....................................            2,000       290,000

                       Energy Services -- 0.5%
                       Santa Fe International Corp. ...............................            7,500       172,500
                       Transocean Offshore, Inc. ..................................            2,300        60,375

                       Financial Services -- 0.4%
                       Associates First Capital Corp. .............................            1,000        44,313
                       Heller Financial, Inc., Class A.............................            4,500       125,156

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                          SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Health Services -- 0.5%
                       Covance, Inc.+..............................................            3,500   $    83,781
                       Stewart Enterprises, Inc., Class A..........................            9,400       136,888

                       Insurance -- 0.8%
                       Ace Co., Ltd. ADR...........................................            7,000       197,750
                       American General Corp. .....................................            2,300       173,362

                       Leisure & Tourism -- 0.2%
                       Ryanair Holdings PLC ADR+...................................            1,900       100,700

                       Medical Products -- 0.1%
                       Ocular Sciences, Inc.+......................................            1,500        26,063

                       Retail -- 0.5%
                       Bed Bath & Beyond, Inc.+....................................            6,500       250,250

                       Software -- 2.4%
                       Ask Jeeves, Inc. ...........................................              100         1,400
                       Avant Corp.+................................................           12,500       157,812
                       BISYS Group, Inc.+..........................................            3,200       187,200
                       BMC Software, Inc.+.........................................            1,500        81,000
                       First Data Corp. ...........................................            4,500       220,219
                       Fundtech Ltd.+..............................................            5,000       129,688
                       Policy Management Systems Corp.+............................            2,300        69,000
                       Rational Software Corp.+....................................            4,500       148,219
                       Sterling Software, Inc.+....................................            7,500       200,156

                       Telephone -- 0.8%
                       Colt Telecom Group PLC+.....................................            2,300        48,145
                       Intermedia Communications, Inc.+............................            7,900       237,000
                       McLeod USA, Inc. ...........................................            1,900       104,500

                       Transportation -- 0.7%
                       Atlas Air, Inc.+............................................            6,100       196,725
                       Werner Enterprises, Inc. ...................................            7,500       155,625
                                                                                                       ------------
                                                                                                         8,855,261
                                                                                                       ------------
                       CORE EQUITY -- 16.5%
                       Aerospace & Military Technology -- 0.8%
                       United Technologies Corp. ..................................            5,600       401,450

                       Automotive -- 0.5%
                       Delphi Automotive Systems Corp. ............................            6,597       122,457
                       General Motors Corp. .......................................            2,000       132,000

                       Banks -- 1.4%
                       Citigroup, Inc. ............................................            7,350       349,125
                       National City Corp. ........................................            5,400       353,700

                       Broadcasting & Media -- 0.7%
                       Gannett, Inc. ..............................................            4,900       349,738

                       Communication Equipment -- 0.7%
                       Lucent Technologies, Inc. ..................................            5,400       364,163

                       Computers & Business Equipment -- 1.4%
                       Hewlett Packard Co. ........................................            3,500       351,750
                       International Business Machines Corp. ......................            1,600       206,800
                       Seagate Technology, Inc. +..................................            4,500       115,312

                       Drugs -- 0.4%
                       Pharmacia & Upjohn, Inc. Depository Shares..................            3,070       169,973

---------------------

                                         COMMON STOCK (CONTINUED)                          SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electric Utilities -- 0.7%
                       Gpu, Inc. ..................................................            7,900   $   333,281

                       Electronics -- 0.8%
                       Altera Corp.+...............................................            2,000        73,625
                       Intel Corp. ................................................            3,800       226,100
                       Xilinx, Inc.+...............................................            1,900       108,775

                       Financial Services -- 0.2%
                       MBNA Corp. .................................................            2,700        82,688

                       Food, Beverage & Tobacco -- 0.8%
                       Philip Morris Cos., Inc. ...................................            9,200       369,725

                       Health Services -- 0.9%
                       Cardinal Health, Inc., Class A..............................            2,800       179,550
                       United HealthCare Corp. ....................................            4,500       281,812

                       Household Products -- 0.7%
                       Kimberly-Clark Corp. .......................................            6,000       342,000

                       Insurance -- 1.1%
                       Marsh & Mclennan Cos., Inc. ................................            2,400       181,200
                       The Hartford Financial Services Group, Inc. ................            5,800       338,212

                       Machinery -- 1.0%
                       Caterpillar, Inc. ..........................................            3,500       210,000
                       Corning, Inc. ..............................................            4,300       301,537

                       Medical Products -- 0.4%
                       Boston Scientific Corp.+....................................            4,200       184,538

                       Retail -- 1.7%
                       Gap, Inc. ..................................................            9,450       476,044
                       Wal-Mart Stores, Inc. ......................................            7,400       357,050

                       Software -- 0.8%
                       Microsoft Corp.+............................................            4,300       387,806

                       Telephone -- 1.5%
                       Ameritech Corp. ............................................            4,900       360,150
                       Bellsouth Corp. ............................................            3,800       178,125
                       Sprint Corp. ...............................................            3,600       190,125
                                                                                                       ------------
                                                                                                         8,078,811
                                                                                                       ------------
                       GLOBAL CORE EQUITY -- 27.5%
                       AUSTRALIA -- 1.1%
                       Australia & New Zealand Banking Group Ltd. (Finance)........           20,311       149,156
                       Broken Hill Proprietary Co., Ltd. (Materials)...............           15,179       175,596
                       News Corp., Ltd. (Information & Entertainment)..............           15,867       135,202
                       Pasminco Ltd. (Materials)...................................           93,071       102,623

                       BRAZIL -- 0.5%
                       Embratel Participacoes SA ADR (Utilities)...................            4,000        55,500
                       Petroleo Brasileiros SA (Energy)............................          415,200        64,490
                       Telecomunicacoes Brasileiras SA -- Telebras ADR+
                         (Information Technology)..................................            2,700           169
                       Telecomunicacoes Brasileiras SA -- Telebras ADR (Information
                         Technology)...............................................            1,000        90,187
                       Telesp Participacpoes SA ADR+ (Information &
                         Entertainment)............................................            1,900        43,463

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                          SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       CANADA -- 0.7%
                       Alcan Aluminum Ltd. (Materials).............................            3,800   $   120,645
                       Canadian Imperial Bank Toronto (Finance)....................            8,300       197,847

                       DENMARK -- 0.2%
                       Unidanmark A/S, Class A (Finance)...........................            1,410        93,841

                       FINLAND -- 0.7%
                       Nokia AB Oy, Series A (Information Technology)..............            2,942       257,785
                       Upm-Kymmene Oy (Materials)..................................            3,300        94,570

                       FRANCE -- 3.8%
                       AXA SA de CV (Finance)......................................              790        96,340
                       Accor SA (Information & Entertainment)......................            1,200       301,215
                       Alcatel Alsthom, Inc. (Information Technology)..............              840       118,197
                       Banque Nationale de Paris (Finance)+........................            1,219       101,534
                       Compagnie Financiere de Paribas SA (Finance)................            2,570       287,977
                       Compagnie de St. Gobain (Materials).........................              900       143,340
                       Establissements Economiques du Casino Guichard-Perrachon SA
                         (Consumer Discretionary)..................................              670        58,707
                       Michelin SA, Class B (Consumer Discretionary)...............            2,400        98,145
                       Societe Generale (Finance)..................................              800       140,938
                       Suez Lyonnaise des Eaux (Utilities).........................            1,030       185,704
                       Total SA, Class B (Energy)..................................            1,762       227,226
                       Vivendi SA (Utilities)......................................            1,320       106,885

                       GERMANY -- 2.6%
                       Bayer AG (Healthcare).......................................            5,200       216,561
                       DaimlerChrysler AG (Consumer Discretionary).................            1,000        86,591
                       Deutsche Bank AG (Finance)..................................            1,700       103,657
                       Mannesmann AG (Information Technology)......................            1,287       191,974
                       Munchener Ruckversicherungs AG (Finance)+...................            1,200       222,045
                       Siemens AG (Industrial & Commercial)........................            3,960       305,346
                       Veba AG (Utilities).........................................            2,300       135,145

                       HONG KONG -- 0.7%
                       Cheung Kong (Holdings) Ltd. (Industrial & Commercial).......           23,000       204,547
                       China Telecom (Hong Kong) Ltd. (Information &
                         Entertainment)............................................           24,500        68,050
                       New World Development Co., Ltd. (Real Estate)...............           29,000        86,904

                       INDONESIA -- 0.2%
                       Asia Pulp & Paper Ltd. ADR (Materials)+.....................           11,200       107,800

                       IRELAND -- 0.3%
                       Allied Irish Banks PLC (Finance)............................           12,586       166,645

                       ITALY -- 0.2%
                       Telecom Italia SpA (Utilities)..............................           10,200       105,988

                       JAPAN -- 5.4%
                       Bank of Tokyo-Mitsubishi Ltd. (Finance).....................           12,000       170,918
                       Dai Nippon Printing Co., Ltd. (Information &
                         Entertainment)............................................            3,000        47,987
                       Eisai Co., Ltd. (Healthcare)................................            9,000       177,441
                       Fujisawa Pharmaceutical Co. (Healthcare)....................            6,000        97,710
                       Hitachi Ltd. (Information & Entertainment)+.................           18,000       168,885
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........              600        55,799
                       Matsumotokiyoshi (Consumer Discretionary)...................            3,900       233,736
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)+...........................................            3,000        58,279

---------------------

                                         COMMON STOCK (CONTINUED)                          SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       JAPAN (continued)
                       Nippon Telegraph & Telephone Corp. (Utilities)..............               11   $   128,214
                       NTT Mobile Communications Network, Inc. (Information &
                         Entertainment)+...........................................                8       107,134
                       NTT Mobile Communications Network, Inc. (Information &
                         Entertainment)............................................                2        27,114
                       Olympus Optical Co. (Healthcare)............................           14,000       207,043
                       Rohm Co., Ltd. (Information Technology).....................            1,000       156,650
                       Sanwa Bank Ltd. (Finance)...................................            5,000        49,227
                       Sony Corp. (Information & Entertainment)....................            2,900       312,846
                       Takefuji Corp. (Finance)....................................            3,800       392,974
                       Tokyo Style Co., Ltd. (Consumer Discretionary)..............            5,000        53,732
                       Toshiba Corp. (Information Technology)......................           27,000       192,618

                       MEXICO -- 0.2%
                       Fomento Economico Mexicano SA, Class B ADR (Consumer
                         Staples)..................................................              900        35,888
                       Panamerican Beverages, Inc., Class A ADR (Consumer
                         Staples)..................................................            2,400        57,150

                       NETHERLANDS -- 2.4%
                       Gucci Group NV (Consumer Discretionary).....................            2,800       196,000
                       ING Groep NV (Finance)......................................            1,500        81,179
                       Koninklijke Ahold NV (Consumer Discretionary)...............            2,754        94,821
                       Koninklijke (Royal) Philips Electronics NV (Information
                         Technology)+..............................................            1,564       154,212
                       KPN NV (Utilities)..........................................            2,537       118,995
                       Royal Dutch Petroleum Co. (Energy)..........................            3,900       228,354
                       Unilever NV CVA (Consumer Staples)..........................            4,707       317,092

                       NEW ZEALAND -- 0.3%
                       Telecommunications Corp. of New Zealand Ltd. ADR
                         (Utilities)...............................................           28,318       121,443

                       PHILIPPINES -- 0.2%
                       Metro Bank & Trust Co. (Finance)............................            7,000        69,908

                       SINGAPORE -- 0.3%
                       OverSeas Chinese Banking Corp. Ltd. (Finance)...............            7,000        58,402
                       OverSeas Union Bank (Finance)...............................           22,000       105,993

                       SPAIN -- 1.7%
                       Banco Popular Espanol SA (Finance)..........................            1,800       129,423
                       Banco Santander Central Hispano SA (Finance)................           16,000       166,586
                       Endesa SA (Utilities).......................................            5,350       114,051
                       Repsol SA (Energy)..........................................            7,100       146,015
                       Telefonica SA (Utilities)...................................            5,687       274,538

                       SWEDEN -- 1.2%
                       Ericsson L.M. Telecommunications Co., Class B (Information
                         Technology)...............................................           11,280       362,092
                       Hennes & Mauritz AB, Series B (Consumer Discretionary)+.....            3,880        95,983
                       Nordbanken AB (Finance).....................................           21,000       122,947

                       SWITZERLAND -- 1.3%
                       Alusuisse Lonza Group AG (Materials)........................               50        58,260
                       Credit Suisse Group (Financial Services)....................            1,170       202,386
                       Nestle SA (Consumer Staples)+...............................              140       252,164
                       Swisscom AG (Utilities).....................................              320       120,378

                       UNITED KINGDOM -- 3.5%
                       BP Amoco PLC (Energy).......................................           19,284       345,303
                       British Telecommunications PLC (Utilities)..................               65         1,088

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                          SHARES         VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       UNITED KINGDOM (continued)
                       HSBC Holdings PLC (Finance).................................            4,800   $   175,083
                       Imperial Chemical Industries PLC (Materials)................            4,700        46,414
                       National Westminster Bank PLC (Finance).....................           12,200       258,647
                       Prudential Corp. PLC (Finance)..............................            7,400       109,061
                       Reckitt & Colman PLC (Consumer Discretionary)...............            7,400        77,276
                       Smith & Nephew PLC (Healthcare).............................           16,576        50,166
                       SmithKline Beecham PLC (Healthcare).........................           32,851       427,196
                       South African Brew (Consumer Staples)+*.....................            4,100        35,997
                       Vodafone Group PLC (Information & Entertainment)............           10,489       206,335
                                                                                                       ------------
                                                                                                        13,503,668
                                                                                                       ------------
                       TOTAL COMMON STOCK (cost $24,737,241).......................                     30,437,740
                                                                                                       ------------
                                         PREFERRED STOCK -- 0.2%
                       --------------------------------------------------------------------------------------------
                       BRAZIL -- 0.1%
                       Companhia Cerrejaria Brahma (Consumer Staples)..............          103,100        58,174

                       NETHERLANDS -- 0.1%
                       Unilever NV (Consumer Staples)+.............................            4,600        24,658
                                                                                                       ------------
                       TOTAL PREFERRED STOCK (cost $83,770)........................                         82,832
                                                                                                       ------------
                                                                                          PRINCIPAL
                                          BONDS & NOTES -- 32.7%                           AMOUNT
                       --------------------------------------------------------------------------------------------
                       CORE BONDS -- 22.7%

                       ASSET-BACKED SECURITIES -- 0.4%
                       Daimler Benz Vehicle Owner Trust 5.23% 2001.................      $    65,000        64,934
                       World Omni Automobile Lease Trust 6.18% 2003................          114,514       114,621

                       AUTOMOTIVE -- 0.3%
                       Accuride Corp., Series B 9.25% 2008.........................           65,000        63,212
                       Federal Mogul Corp. 8.80% 2007@.............................           70,000        70,355
                       LDM Technologies, Inc., Series B 10.75% 2007 (1)............           35,000        34,650

                       CHEMICALS -- 1.0%
                       ARCO Chemical Co. 9.80% 2020................................           85,000        81,328
                       Acetex Corp. 9.75% 2003.....................................           75,000        70,313
                       Lyondell Chemical Co. 9.88% 2007*...........................          120,000       122,100
                       Pioneer Americas Acquisition Corp. 9.25% 2007...............           25,000        21,438
                       Royster Clark, Inc. 10.25% 2009*............................           60,000        60,150
                       Sovereign Speciality Chemicals Corp. 9.50% 2007.............           55,000        55,137
                       Texas Petrochemicals Corp. 11.13% 2006......................          100,000        90,500

                       COMMUNICATIONS & MEDIA -- 2.9%
                       AMC Entertainment, Inc. 9.50% 2009 -- 2011..................          225,000       215,250
                       Allbritton Communications Co. 9.75% 2007....................           50,000        50,250
                       American Media Operations, Inc. 10.25% 2009*................           50,000        50,062
                       Benedek Communications Corp. 13.25% 2006(1).................           75,000        61,781
                       Cablevision SA 13.75% 2009*.................................           40,000        36,900
                       Century Communications Corp., Series B zero coupon
                         2008(2)...................................................          150,000        66,000
                       Charter Communications Holdings 8.63% 2009*.................           75,000        72,000
                       Classic Cable, Inc. 9.88% 2008*.............................           45,000        46,913
                       Echostar DBS Corp. 9.38% 2009*..............................          200,000       204,000
                       Fox Liberty Networks LLC 9.75% 2007(1)......................          100,000        78,000
                       Frontiervision Holding LP 11.88% 2007(1)....................           35,000        30,275
                       Granite Broadcasting Corp. 8.88% 2008.......................           15,000        14,550

---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                          AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS (continued)

                       COMMUNICATIONS & MEDIA (continued)
                       LIN Holdings Corp. 10.00% 2008(1)...........................      $   200,000   $   132,000
                       Loews Cineplex Entertainment Corp. 8.88% 2008...............          125,000       119,375
                       Multicanal 13.13% 2009*.....................................           90,000        82,800
                       NTL Communications Corp. 12.38% 2008(1).....................           75,000        51,094
                       Sullivan Graphics, Inc. 12.75% 2005.........................          100,000       103,000

                       CONSUMER DISCRETIONARY -- 0.9%
                       Bell Sports, Inc. 11.00% 2008...............................          100,000       100,625
                       Duane Reade, Inc. 9.25% 2008................................          150,000       155,625
                       Revlon Worldwide Corp. zero coupon 2001(2)..................           75,000        50,063
                       True Temper Sports, Inc. 10.88% 2008*.......................          155,000       132,137

                       ENERGY -- 1.5%
                       Abraxas Petroleum Corp. 11.50% 2004.........................          100,000        63,500
                       Costilla Energy, Inc. 10.25% 2006...........................          130,000        38,675
                       Dailey International, Inc. 9.50% 2008.......................          150,000        95,250
                       Kelley Oil & Gas Corp. 14.00% 2003*.........................          100,000       101,625
                       P&L Coal Holdings Corp. 9.63% 2008..........................          250,000       251,875
                       R&B Falcon Corp. 11.38% 2009*...............................           80,000        82,600
                       Tuboscope Vetco International, Inc. 7.50% 2008..............          100,000        87,778

                       FINANCE -- 1.2%
                       AMRESCO, Inc. 9.88% 2005....................................           50,000        38,500
                       Arcadia Financial Ltd. 11.50% 2007..........................           40,000        34,700
                       General Motors Acceptance Corp. 6.85% 2004..................           50,000        50,540
                       Prudential Funding Corp. 5.06% 2000(3)......................          200,000       199,500
                       Residential Funding Mortgage Securities 6.00% 2009..........           19,106        19,058
                       Resource America, Inc. 12.00% 2004..........................           85,000        76,500
                       Western Financial Savings Bank 8.88% 2007...................          225,000       184,500

                       FOOD & LODGING -- 1.1%
                       Aurora Foods, Inc., Series D 9.88% 2007.....................           25,000        26,000
                       B & G Foods Corp. 9.63% 2007................................          100,000        93,750
                       Chiquita Brands International, Inc. 10.00% 2009.............           75,000        75,000
                       Delaware Monte Foods Co., Series B 12.50% 2007(1)...........           65,000        48,669
                       Nash Finch Co. 8.50% 2008...................................          150,000       135,000
                       Purina Mills, Inc. 9.00% 2010...............................           75,000        59,062
                       Vlasic Foods International, Inc. 10.25% 2009................          100,000        98,500

                       GAMING -- 0.6%
                       Aztar Corp. 8.88% 2007*.....................................           75,000        71,813
                       Hollywood Casino Corp. 11.25% 2007*.........................          110,000       110,275
                       Station Casinos, Inc. 8.88% 2008............................          100,000        97,750

                       HEALTHCARE -- 0.6%
                       Alaris Medical, Inc. 11.13% 2008(1).........................          100,000        54,875
                       MEDIQ, Inc/PRN Life Support Services 11.00% 2008............          100,000        79,250
                       Triad Hospitals Holdings, Inc. 11.00% 2009*.................           55,000        55,963
                       Universal Hospital Services, Inc. 10.25% 2008...............          100,000        88,750

                       INDUSTRIAL & COMMERCIAL -- 1.0%
                       Alestra S De RL De CV 12.13% 2006*..........................          125,000       118,437
                       Dunlop Standard Aerospace Holdings PLC 11.88% 2009*.........           85,000        85,213
                       K & F Industries, Inc., Series B 9.25% 2007.................          125,000       123,125
                       Moog, Inc., Series B 10.00% 2006............................           70,000        72,800
                       ZSC Specialty Chemicals PLC 11.00% 2009*....................          100,000       100,750

                                                           ---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                          AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS (continued)

                       INFORMATION TECHNOLOGY -- 1.0%
                       Advanced Micro Devices, Inc. 11.00% 2003....................      $   100,000   $   101,000
                       DecisionOne Holdings Corp. 11.50% 2008(1)...................          150,000         1,875
                       Exodus Communications, Inc. 11.25% 2008.....................           75,000        78,000
                       Fairchild Semiconductor Corp. 10.13% 2007...................          100,000        97,000
                       Fairchild Semiconductor Corp. 10.38% 2007*..................           30,000        29,700
                       Fisher Scientific International, Inc. 9.00% 2008............           50,000        47,500
                       Telecommunications Techniques 9.75% 2008....................          140,000       140,350

                       MATERIALS -- 0.6%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........           55,000        39,050
                       Armco, Inc. 8.88% 2008......................................           50,000        50,625
                       CSN Iron SA 9.13% 2007*.....................................          100,000        77,000
                       Consumers Packaging, Inc. 9.75% 2007*.......................           55,000        53,625
                       Falcon Building Products, Inc. 10.50% 2007(1)...............           50,000        33,500
                       Nortek, Inc. 9.25% 2007.....................................           50,000        50,125

                       MULTI-INDUSTRY -- 0.4%
                       Grove Worldwide LLC 9.25% 2008..............................           70,000        63,000
                       Neenah Corp. 11.13% 2007*...................................           20,000        19,775
                       WESCO Distribution, Inc., Series B 9.13% 2008...............           70,000        67,900
                       Werner Holding Delaware, Inc. 10.00% 2007...................           30,000        29,475

                       MUNICIPAL BONDS -- 0.3%
                       Austin Texas Rental Car Special Facility Revenue 6.13%
                         2007......................................................           50,000        48,022
                       Philadelphia Pennsylvania Authority For Industrial
                         Development Pension Funding 5.64% 2006....................           40,000        38,089
                       Worcester MA 5.50% 2007.....................................           50,000        46,366

                       PAPER PRODUCTS -- 0.5%
                       American Pad & Paper Co. 13.00% 2005........................           65,000        40,788
                       Doman Industries Ltd. 12.00% 2004*..........................           75,000        72,187
                       Gaylord Container Corp. 9.38% 2007..........................           50,000        46,500
                       Packaging Corp. of America 9.63% 2009*......................           40,000        40,300
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............          100,000        70,250

                       REAL ESTATE -- 0.7%
                       Avalon Bay Communitys, Inc. 6.50% 2003......................           75,000        73,219
                       Engle Homes, Inc., Series C 9.25% 2008......................           45,000        41,850
                       Spieker Properties LP 6.80% 2004............................           55,000        54,345
                       Toll Corp. 8.13% 2009.......................................          100,000        94,750
                       Webb Delaware Corp. 10.25% 2010.............................           75,000        75,375

                       TELECOMMUNICATIONS -- 5.1%
                       BTI Telecommunications Corp. 10.50% 2007....................          125,000       107,500
                       Clearnet Communications, Inc. 10.13% 2009(1)................          125,000        70,469
                       Concentric Network Corp. 12.75% 2007........................          150,000       154,875
                       Covad Communications Group, Inc. 12.50% 2009*...............           50,000        48,125
                       Crown Castle International Corp. 10.63% 2007(1).............           50,000        34,688
                       ESpire Communications, Inc. 10.63% 2008(1)..................          150,000        54,000
                       GCI, Inc. 9.75% 2007........................................          200,000       200,000
                       GST Telecommunications, Inc. 12.75% 2007....................           60,000        64,875
                       GST Telecommunications, Inc. 10.50% 2008*(1)................          105,000        59,325
                       Globalstar LP 10.75% 2004...................................           75,000        49,500
                       Hyperion Telecommunications, Inc. 13.00% 2003(1)............           90,000        74,250
                       ITC DeltaCom, Inc. 9.75% 2008...............................           25,000        25,750
                       IXC Communications, Inc. 9.00% 2008.........................           75,000        71,813
                       Intermedia Communications, Inc. 8.88% 2007..................          225,000       210,375
                       Iridium LLC 10.88% 2005.....................................           20,000         3,900
                       Iridium LLC 11.25% 2005.....................................           75,000        14,625

---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                          AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BONDS (continued)

                       TELECOMMUNICATIONS (continued)
                       KMC Telecom Holdings, Inc. 12.50% 2008 .....................      $   330,000   $   176,137
                       MGC Communications, Inc., Series B 13.00% 2004..............           25,000        22,750
                       McLeodUSA, Inc. 9.50% 2008..................................           75,000        75,187
                       Nextel Communications, Inc. 9.75% 2007(1)...................          450,000       313,875
                       Nextlink Communications, Inc. 9.45% 2008(1).................          150,000        90,000
                       PSInet, Inc. 10.00% 2005....................................          125,000       124,375
                       PSInet, Inc. 11.50% 2008....................................           25,000        26,187
                       Paging Network, Inc. 10.13% 2007............................          125,000        91,250
                       RCN Corp. 11.00% 2008(1)....................................          125,000        77,500
                       Time Warner Telecom, Inc. 9.75% 2008........................           50,000        51,250
                       Verio, Inc. 11.25% 2008.....................................          150,000       157,125
                       Viatel, Inc. 11.25% 2008....................................           80,000        81,200

                       U.S. GOVERNMENT & AGENCIES -- 2.2%@
                       Federal Home Loan Mortgage Corp. 6.00% 2029.................           87,851        82,608
                       Federal National Mortgage Association 6.38% 2007............  AUD      65,000        42,300
                       Federal National Mortgage Association 6.00% 2099............          135,000       126,815
                       Government National Mortgage Association 6.00% 2009.........          111,442       108,725
                       Government National Mortgage Association 6.50% 2029.........          251,433       241,768
                       United States Treasury Bonds 6.25% 2023.....................          340,000       341,595
                       United States Treasury Bonds 10.75% 2003....................          120,000       139,256

                       UTILITIES -- 0.4%
                       Energy Corp. America 9.50% 2007.............................          200,000       183,000
                                                                                                       ------------
                                                                                                        11,139,535
                                                                                                       ------------
                       GLOBAL CORE BONDS -- 10.0%

                       ARGENTINA -- 0.4%
                       Disco SA 9.88% 2008.........................................          125,000       102,187
                       Republic of Argentina 11.75% 2009...........................           91,000        81,964

                       BERMUDA -- 0.2%
                       RSL Communications PLC 12.00% 2008..........................          100,000       105,250

                       BRAZIL -- 0.3%
                       Aracruz Celulose SA 10.38% 2002*............................          100,000        97,000
                       Federative Republic of Brazil 11.63% 2004...................           75,000        69,375

                       CANADA -- 1.2%
                       Government of Canada 7.25% 2003.............................  CAD     170,000       122,726
                       Government of Canada 8.50% 2002.............................  CAD     400,000       292,949
                       Province of Ontario 6.25% 2008..............................  NZD     330,000       162,750
                       Repap New Brunswick, Inc. 9.00% 2004........................           35,000        32,463

                       CHILE -- 0.2%
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................          100,000        93,117

                       FRANCE -- 1.5%
                       French Treasury Note B.T.A.N. 3.50% 2004....................  EUR     290,000       297,511
                       Government of France 6.00% 2025.............................  EUR     100,000       111,126
                       Government of France 3.00% 2001.............................  EUR     300,000       307,709

                       GERMANY -- 1.6%
                       Federal Republic of Germany 3.25% 2000......................  EUR     100,000       103,425
                       Federal Republic of Germany 6.25% 2024......................  EUR     573,000       661,441

                                                           ---------------------

                                                                                          PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                          AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE BONDS (continued)

                       ITALY -- 0.1%
                       Republic of Italy 6.50% 2027................................  EUR $    36,151   $    41,980

                       JAPAN -- 1.0%
                       Government of Japan 0.90% 2008..............................  JPY  65,500,000       495,499

                       MEXICO -- 0.8%
                       Petroleos Mexicanos 8.85% 2007..............................          250,000       222,500
                       Satelites Mexicanos SA De CV 10.13% 2004....................          100,000        79,750
                       United Mexican States 10.38% 2009...........................          100,000       100,375

                       SINGAPORE -- 1.0%
                       Government of Singapore 3.50% 2004..........................  SGD     680,000       395,055
                       Government of Singapore 5.63% 2008..........................  SGD     145,000        90,783

                       SUPRANATIONALS -- 0.3%
                       Euro Investment Bank 7.63% 2006.............................           90,000       155,184

                       SWEDEN -- 0.6%
                       Kingdom of Sweden 9.00% 2009................................  SEK     900,000       290,533

                       UNITED KINGDOM -- 0.8%
                       United Kingdom Treasury 7.75% 2006..........................  GBP     220,000       394,110
                                                                                                       ------------
                                                                                                         4,906,762
                                                                                                       ------------
                       TOTAL BONDS & NOTES (cost $16,605,861)......................                     16,046,297
                                                                                                       ------------

                                     FORWARD COMMITMENTS -- (0.5%)(4)
                       --------------------------------------------------------------------------------------------
                       Government of New Zealand 7.00% 2009 settlement 10/12/99....  NZD    (280,000)     (152,215)
                       United Kingdom Treasury 8.00% 2021 settlement 8/10/99(3)....  GBP     (50,000)     (112,814)
                                                                                                       ------------
                       TOTAL FORWARD COMMITMENTS (cost ($279,263)).................                       (265,029)
                                                                                                       ------------
                                            WARRANTS -- 0.1%+                             WARRANTS
                       --------------------------------------------------------------------------------------------
                       Asia Pulp & Paper Ltd. 7/27/00 (Materials)..................            2,240         5,880
                       KMC Telecom Holdings, Inc. 4/15/08
                         (Telecommunications)*(3)..................................              330           825
                       Siam Commercial Bank 5/31/02 (Finance)......................           89,800        57,837
                                                                                                       ------------
                       TOTAL WARRANTS (cost $912)..................................                         64,542
                                                                                                       ------------
                       TOTAL INVESTMENT SECURITIES (cost $41,148,521)..............                     46,366,382
                                                                                                       ------------
                                                                                          PRINCIPAL
                                      SHORT-TERM SECURITIES -- 3.4%@                       AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       CORPORATE SHORT TERM NOTES -- 2.0%
                       Co Op Centrale Rabobank 6.63% due 4/28/00...................      $    79,000        79,357
                       Enterprise Capital Funding Corp. 4.90% due 7/28/99..........          284,000       282,956
                       General Electric Capital Corp. 4.85% due 7/30/99............          200,000       199,219
                       Kingdom of Spain 6.50% due 9/29/99..........................          160,000       160,288
                       Kittyhawk Funding Corp. 4.92% due 7/13/99...................          200,000       199,672
                       MCI Communications Corp. 7.13% due 1/20/00..................           90,000        90,792
                       Companhia Vale do Rio Doce 5.06% due 12/31/99(1)(3).........            2,000             0
                                                                                                       ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $1,019,170)..........                      1,012,284
                                                                                                       ------------

---------------------

                                                                                          PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                      AMOUNT         VALUE
                       --------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 1.4%
                       United States Treasury Bills 4.53% due 8/26/99 (cost
                         $667,279).................................................      $   675,000   $   670,249
                                                                                                       ------------
                       TOTAL SHORT TERM SECURITIES (cost $1,686,449)...............                      1,682,533
                                                                                                       ------------

                                       REPURCHASE AGREEMENT -- 1.5%
                       --------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account@ (See Note 3)
                             (cost $725,000).......................................                        725,000
                                                                                                       ------------
                       TOTAL INVESTMENTS --
                         (cost $43,559,970)                          99.5%                              48,773,915
                       Other assets less liabilities --               0.5                                  231,836
                                                                    -----                              ------------
                       NET ASSETS --                                100.0%                             $49,005,751
                                                                    =====                              ============

              -----------------------------

              +   Non-income-producing securities
              *   Resale restricted to qualified institutional buyers
              ADR -- American Depository Receipt
              (1) Variable rate security; rate as of June 30, 1999
              (2) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (3) Fair valued security, see Note 2
              (4) Represents securities sold on a forward commitment basis to be repurchased back on or before contracted settlement date
              @  The security or a portion thereof represents collateral for the following open futures and foreign currency contracts:

                                                                 OPEN FUTURES CONTRACTS
                       ----------------------------------------------------------------------------------------------------------
                                                                                                     VALUE AS OF     UNREALIZED
                       NUMBER OF                                          EXPIRATION     VALUE AT     JUNE 30,     APPRECIATION/
                       CONTRACTS   DESCRIPTION                               DATE       TRADE DATE      1999       (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                         5 Long    IBEX Plus Index Futures --
                                   Meff Renta Variable Exchange
                                   (Madrid)...........................  July 1999       $  523,619   $  525,319      $  1,700
                        4 Short    HANG SENG Index Futures --
                                   Hong Kong Futures Exchange.........  July 1999          354,045      349,276         4,769
                         2 Long    EURO-BUND Futures --
                                   Eurex Deutschland Exchange.........  September 1999     235,751      227,732        (8,019)
                        4 Short    S&P 500 Index Futures --
                                   Chicago Mercantile Exchange........  September 1999   1,311,320    1,381,700       (70,380)
                        14 Long    SPI Futures --
                                   Sidney Futures Exchange............  September 1999     695,320      689,667        (5,653)
                         3 Long    DAX Index Futures --
                                   Eurex Deutschland Exchange.........  September 1999     414,207      416,787         2,580
                        1 Short    EURO-BUND Futures --
                                   Eurex Deutschland Exchange.........  September 1999         559        2,176        (1,617)
                        1 Short    EURO-BUND Futures --
                                   Eurex Deutschland Exchange.........  September 1999         508           31           477
                                                                                                                     ---------
                                   Net Unrealized Depreciation..................................................     $(76,143)
                                                                                                                     =========

                                                           ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                       ---------------------------------------------------------------
                           CONTRACT             IN          DELIVERY  GROSS UNREALIZED
                          TO DELIVER       EXCHANGE FOR       DATE      APPRECIATION
                       ---------------------------------------------------------------
                       AUD       67,500   USD      44,672   07/06/99     $     49
                       CAD      623,000   USD     428,768   07/06/99        5,643
                       *DKK   2,467,000   USD     343,306   07/07/99        1,097
                       *EUR     332,000   USD     357,292   07/07/99       14,876
                       CHF      551,600   USD     376,519   07/12/99       21,335
                       NZD      327,000   USD     173,735   07/12/99          566
                       USD      587,234   CAD     880,000   07/15/99       10,514
                       *GBP     630,000   USD   1,004,548   07/15/99       11,422
                       *NZD     318,000   USD     173,246   07/20/99        4,819
                       EUR      418,000   USD     448,190   07/22/99       16,608
                       SEK    2,615,000   USD     314,303   07/23/99        5,831
                       EUR      829,400   USD     872,280   07/28/99       15,558
                       EUR      212,000   USD     223,219   07/28/99        4,235
                       EUR      198,000   USD     208,920   07/28/99        4,397
                       EUR      479,600   USD     497,417   07/28/99        2,018
                       EUR        7,500   USD       7,799   07/28/99           52
                       *EUR     140,000   USD     148,652   08/06/99        3,944
                       *EUR     102,000   USD     108,382   08/06/99        2,952
                       *EUR     120,000   USD     124,728   08/06/99          692
                       *USD     149,435   JPY  18,359,600   08/06/99        3,138
                       *USD     108,944   JPY  13,340,000   08/06/99        1,915
                       JPY   81,050,000   USD     683,390   08/06/99        9,844
                       JPY   16,710,400   USD     141,087   08/06/99        2,220
                       JPY   17,750,000   USD     148,915   08/23/99        1,046
                       USD      148,732   SGD     252,000   08/23/99          105
                       EUR       44,000   USD      46,068   09/29/99          398
                       USD       84,716   PLN     340,000   09/29/99          171
                       GBP      348,000   USD     551,441   09/30/99        2,476
                                                                         ---------
                                                                          147,921
                                                                         ---------

                                                                          GROSS
                                                                        UNREALIZED
                                                                       DEPRECIATION
                       --------------------------------------------------------------
                       *USD    357,024   DKK   2,467,000   07/07/99       (14,815)
                       *USD    343,444   EUR     332,000   07/07/99        (1,028)
                       USD     374,042   EUR     345,000   07/12/99       (18,090)
                       SGD     831,000   USD     482,831   07/12/99        (5,997)
                       USD   1,891,725   EUR   1,742,000   07/15/99       (94,034)
                       *USD  1,019,214   GBP     630,000   07/15/99       (26,089)
                       *USD    139,138   AUD     207,000   07/20/99        (2,273)
                       *AUD    207,000   USD     136,326   07/20/99          (539)
                       USD     476,915   NZD     848,000   07/20/99       (27,774)
                       USD     448,773   SEK   3,736,000   07/22/99        (8,091)
                       USD      17,550   SEK     148,000   07/23/99           (91)
                       *USD    256,781   EUR     247,000   07/28/99        (1,645)
                       USD     679,410   EUR     639,000   08/06/99       (18,921)
                       USD     154,494   EUR     147,000   08/06/99        (2,550)
                       *USD    125,273   JPY  15,024,000   08/06/99          (420)
                       USD     700,019   AUD   1,057,000   09/30/99          (571)
                                                                        ----------
                                                                         (222,928)
                                                                        ----------
                                Net Unrealized Depreciation........     $ (75,007)
                                                                        ==========

             ----------------------------

             * Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                      AUD  --   Australian Dollar  EUR  --   Euro Dollar         PLN  --   Polish Zloty
                      CAD  --   Canadian Dollar    GBP  --   Pound Sterling      SEK  --   Swedish Krona
                      CHF  --   Swiss Franc        JPY  --   Japanese Yen        SGD  --   Singapore Dollar
                      DKK  --   Danish Krone       NZD  --   New Zealand Dollar  USD  --   United States Dollar

               See Notes to Financial Statements.
---------------------

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 1999 (UNAUDITED)

                                                                                               GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME   QUALITY BOND   HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --    $13,219,245    $375,013,446   $21,164,088
   Short-term securities*......................................   59,833,851             --      24,952,511            --
   Repurchase agreements (cost equals market)..................    3,825,000      1,500,000      21,125,000       160,000
   Cash........................................................        2,227          2,942           4,402         3,755
   Foreign currency............................................           --             --              --            --
   Receivables for --
     Fund shares sold..........................................      275,060             86       1,658,179     1,028,894
     Dividends and accrued interest............................      157,078        280,868       4,611,151       548,474
     Sales of investments......................................           --             --              --       164,135
     Variation margin on futures contracts.....................           --             --              --            --
     Foreign currency contracts................................           --             --              --            --
   Prepaid expenses............................................       17,053          8,005          39,663         8,170
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                  64,110,269     15,011,146     427,404,352    23,077,516
                                                                 --------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed......................................    1,922,062             --         785,161        70,571
     Management fees...........................................       27,451          7,714         205,437        12,889
     Purchases of investments..................................           --            622              --        76,223
     Foreign currency contracts................................           --             --              --            --
     Variation margin on futures contracts.....................           --             --              --            --
   Other accrued expenses......................................       14,320         20,222          52,977        27,888
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --             --              --            --
   Due to custodian............................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                   1,963,833         28,558       1,043,575       187,571
                                                                 --------------------------------------------------------
   NET ASSETS..................................................  $62,146,436    $14,982,588    $426,360,777   $22,889,945
                                                                 ========================================================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   62,146,436      1,166,601      29,707,034     3,216,922
   Net asset value per share...................................  $      1.00    $     12.84    $      14.35   $      7.12
                                                                 ========================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $62,146,436    $15,007,254    $403,556,835   $27,920,601
   Accumulated undistributed net investment income (loss)......       (1,211)     1,651,379      27,320,646     3,967,180
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......        1,211     (1,348,984)      6,141,037    (6,700,245)
   Unrealized appreciation (depreciation) of investments.......           --       (327,061)    (10,657,741)   (2,297,591)
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --             --              --            --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                 $62,146,436    $14,982,588    $426,360,777   $22,889,945
                                                                 ========================================================
   ---------------
   *Cost
    Investment securities......................................  $        --    $13,546,306    $385,670,503   $23,461,679
                                                                 ========================================================
    Short-term securities......................................  $59,833,851    $        --    $ 24,953,195   $        --
                                                                 ========================================================

    See Notes to Financial Statements

---------------------

---------------------

    GROWTH AND      FOREIGN                       CAPITAL         NATURAL                     STRATEGIC
      INCOME      SECURITIES       GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
    ----------------------------------------------------------------------------------------------------
    $52,837,226   $17,023,777   $738,109,629   $1,261,960,749   $54,593,905   $131,746,155   $46,366,382
            --        348,558             --               --            --      1,943,687     1,682,533
       220,000     10,940,000     10,330,000       84,910,000     1,405,000      6,175,000       725,000
         3,977             --            743            2,963         3,570          3,223           544
            --          6,851             --              310        60,746             --         8,667
        10,706         91,330      3,858,736        6,044,050       442,149             --        20,292
        41,849        187,098        385,073          608,032       111,854        712,960       428,504
            --             --      6,164,869       14,901,504            --             --     1,244,129
            --         21,606             --               --            --             --            --
            --          6,286             --        1,711,219            --             --       330,692
         3,019          3,068         37,228           11,273         1,597         26,090        12,704
            --         50,148             --               --            --             --       147,921
     ---------------------------------------------------------------------------------------------------
    53,116,777     28,678,722    758,886,278    1,370,150,100    56,618,821    140,607,115    50,967,368
     ---------------------------------------------------------------------------------------------------
       146,973          4,159        911,475        2,632,069       454,518        234,425        27,711
        29,473         20,537        401,431          648,559        33,576        112,884        39,649
            --             --        946,489        4,219,020       144,378             --     1,262,427
            --          6,294             --        1,713,906            --             --       327,192
            --             --             --               --            --        154,900        24,009
         5,152         50,547         78,432          169,961        23,358         70,232        57,701
            --          3,021             --               --            --             --       222,928
            --             65             --               --            --             --            --
     ---------------------------------------------------------------------------------------------------
       181,598         84,623      2,337,827        9,383,515       655,830        572,441     1,961,617
     ---------------------------------------------------------------------------------------------------
    $52,935,179   $28,594,099   $756,548,451   $1,360,766,585   $55,962,991   $140,034,674   $49,005,751
    ====================================================================================================
     2,260,991      2,384,253     20,539,392       31,190,288     3,698,544      9,682,488     4,236,422
    $    23.41    $     11.99   $      36.83   $        43.63   $     15.13   $      14.46   $     11.57
    ====================================================================================================
    $23,593,808   $23,297,203   $367,824,870   $  749,307,855   $54,142,006   $ 68,231,315   $29,178,010
       455,645        100,547      3,159,685        2,346,370       958,581      4,454,226     1,756,958
     9,450,133      3,686,556     70,407,524      143,203,615    (7,656,819)    31,360,103    13,014,110
    19,435,593      1,366,008    315,063,565      465,918,727     8,519,885     36,381,970     5,213,945
            --         43,964         92,807           (9,982)         (662)            --       (81,129)
            --         99,821             --               --            --       (392,940)      (76,143)
     ---------------------------------------------------------------------------------------------------
    $52,935,179   $28,594,099   $756,548,451   $1,360,766,585   $55,962,991   $140,034,674   $49,005,751
    ====================================================================================================
    $33,401,633   $15,657,769   $423,046,064   $  796,042,022   $46,074,020   $ 95,372,874   $41,148,521
    ====================================================================================================
    $       --    $   348,558   $         --   $           --   $        --   $  1,934,998   $ 1,686,449
    ====================================================================================================


                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                                GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME      QUALITY       HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO     BOND PORTFOLIO    PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $1,748,089     $  612,636      $12,271,273    $ 1,213,609
     Dividends.................................................           --          2,031               --         41,985
                                                                  ------------------------------------------------------
            Total income*......................................    1,748,089        614,667       12,271,273      1,255,594
                                                                  ------------------------------------------------------
   Expenses:
     Investment management fees................................      172,250         49,967        1,213,265         86,948
     Custodian fees............................................       20,729         35,953           69,631         25,861
     Audit and tax consulting fees.............................       12,200         22,650            8,315         13,680
     Reports to investors......................................        2,630            575           18,375          1,480
     Trustees' fees............................................        2,265            165            8,160          1,148
     Legal fees................................................        1,980          1,055            3,140          2,820
     Insurance expense.........................................          632            145            1,640            309
     Other expenses............................................        1,414            959            2,760          1,020
                                                                  ------------------------------------------------------
            Total expenses before custody credits..............      214,100        111,469        1,325,286        133,266
            Custody credits earned on cash balances............         (204)            (8)            (171)           (41)
                                                                  ------------------------------------------------------
   Net investment income.......................................    1,534,193        503,206       10,946,158      1,122,369
                                                                  ------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments #...................        1,782       (259,277)        (716,219)      (989,155)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --             --               --             --
   Net realized gain on futures contracts and options
     contracts.................................................           --             --               --             --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --       (679,531)     (18,103,666)     1,074,611
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................           --             --               --             --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................           --             --               --             --
                                                                  ------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................        1,782       (938,808)     (18,819,885)        85,456
                                                                  ------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $1,535,975     ($ 435,602)     ($7,873,727)   $ 1,207,825
                                                                  =========================================================
   ---------------
   * Net of foreign withholding taxes on interest and dividends
     of........................................................   $       --     $       23      $        --    $     1,249
                                                                  =========================================================
   # Net of foreign withholding taxes on capital gains of......   $       --     $       --      $        --    $        --
                                                                  =========================================================


    See Notes to Financial Statements

---------------------

    GROWTH AND      FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
      INCOME      SECURITIES       GROWTH      APPRECIATION    RESOURCES     MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
    --------------------------------------------------------------------------------------------------
    $    10,978   $    65,487   $    609,923   $  1,878,841   $     40,812   $ 1,658,794   $   852,445
        348,580       305,118      2,931,953      3,446,631        478,675       435,123       245,445
    --------------------------------------------------------------------------------------------------
        359,558       370,605      3,541,876      5,325,472        519,487     2,093,917     1,097,890
    --------------------------------------------------------------------------------------------------
        179,901       128,344      2,351,488      3,627,308        167,014       706,316       242,801
         18,571       144,100         80,031        123,805         23,635        33,221        96,415
         12,850        30,075         10,925         16,675         11,860         9,965        16,000
          1,320         1,725         33,460         57,250          5,280         5,505         3,140
          1,334           983         15,011         24,300          1,243         3,335         1,907
          2,820         1,120          4,290          6,590          1,735         1,980         1,905
            237           324          2,594          3,946            309         1,068           404
            937         1,446          4,369          5,596          1,592         1,395         1,702
    --------------------------------------------------------------------------------------------------
        217,970       308,117      2,502,168      3,865,470        212,668       762,785       364,274
            (46)           --           (361)        (1,405)           (95)          (76)         (185)
    --------------------------------------------------------------------------------------------------
        141,634        62,488      1,040,069      1,461,407        306,914     1,331,208       733,801
    --------------------------------------------------------------------------------------------------
      2,667,830     5,686,223     24,019,532     93,574,707     (3,572,651)   12,151,932     4,548,365
             --        (7,639)            --          4,130         (1,036)           --       314,560
             --       (24,046)            --             --             --      (291,100)      154,777
      2,581,384    (2,483,312)    61,633,508    147,074,631     14,774,360    (3,052,262)     (657,648)
             --        72,257             --         (5,875)          (673)           --       (90,121)
             --        99,821             --             --             --      (224,414)      (99,937)
    --------------------------------------------------------------------------------------------------
      5,249,214     3,343,304     85,653,040    240,647,593     11,200,000     8,584,156     4,169,996
    --------------------------------------------------------------------------------------------------
    $ 5,390,848   $ 3,405,792   $ 86,693,109   $242,109,000   $ 11,506,914   $ 9,915,364   $ 4,903,797
    ==================================================================================================
    $     2,159   $    36,527   $     21,411   $     91,206   $     30,204   $        --   $    20,772
    ==================================================================================================
    $        --   $     9,111   $         --   $         --   $         --   $        --   $     6,370
    ==================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                              GOVERNMENT &
                                                              MONEY MARKET    FIXED INCOME    QUALITY BOND    HIGH YIELD
                                                                PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income....................................  $   1,534,193   $   503,206    $  10,946,158    $ 1,122,369
   Net realized gain (loss) on investments..................          1,782      (259,277)        (716,219)      (989,155)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities........................................             --            --               --             --
   Net realized gain on futures contracts and options
     contracts..............................................             --            --               --             --
   Change in unrealized appreciation/depreciation of
     investments............................................             --      (679,531)     (18,103,666)     1,074,611
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities.................................             --            --               --             --
   Change in unrealized appreciation/depreciation on futures
     contracts..............................................             --            --               --             --
                                                              -----------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations.............................................      1,535,975      (435,602)      (7,873,727)     1,207,825
                                                              -----------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains.........................             --            --               --             --
   Dividends from net investment income.....................     (1,535,975)           --               --             --
                                                              -----------------------------------------------------------
   Total dividends and distributions to shareholders........     (1,535,975)           --               --             --
                                                              -----------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold................................     95,890,281       577,606      177,066,240      5,506,457
   Proceeds from shares issued for reinvestment of dividends
     and distributions......................................      1,535,975            --               --             --
   Cost of shares repurchased...............................   (100,833,133)   (2,589,752)    (118,499,111)    (9,923,098)
                                                              -----------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transactions.............................     (3,406,877)   (2,012,146)      58,567,129     (4,416,641)
                                                              -----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS..................     (3,406,877)   (2,447,748)      50,693,402     (3,208,816)
                                                              -----------------------------------------------------------
   NET ASSETS:
   Beginning of period......................................     65,553,313    17,430,336      375,667,375     26,098,761
                                                              -----------------------------------------------------------
   End of period............................................  $  62,146,436   $14,982,588    $ 426,360,777    $22,889,945
                                                              ===========================================================
   ---------------
   Accumulated undistributed net investment income (loss)...  $      (1,211)  $ 1,651,379    $  27,320,646    $ 3,967,180
                                                              ===========================================================
   Shares issued and repurchased:
   Sold.....................................................     95,890,281        44,407       12,188,645        780,781
   Issued in reinvestment of dividends and distributions....      1,535,975            --               --             --
   Repurchased..............................................   (100,833,133)     (198,200)      (8,150,046)    (1,403,594)
                                                              -----------------------------------------------------------
   Net increase (decrease)..................................     (3,406,877)     (153,793)       4,038,599       (622,813)
                                                              ===========================================================

    See Notes to Financial Statements

---------------------

     GROWTH AND      FOREIGN                         CAPITAL         NATURAL                      STRATEGIC
       INCOME       SECURITIES       GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    --------------------------------------------------------------------------------------------------------
    $    141,634   $     62,488   $   1,040,069   $    1,461,407   $    306,914   $  1,331,208   $   733,801
       2,667,830      5,686,223      24,019,532       93,574,707     (3,572,651)    12,151,932     4,548,365
              --         (7,639)             --            4,130         (1,036)            --       314,560
              --        (24,046)             --               --             --       (291,100)      154,777
       2,581,384     (2,483,312)     61,633,508      147,074,631     14,774,360     (3,052,262)     (657,648)
              --         72,257              --           (5,875)          (673)            --       (90,121)
              --         99,821              --               --             --       (224,414)      (99,937)
    --------------------------------------------------------------------------------------------------------
       5,390,848      3,405,792      86,693,109      242,109,000     11,506,914      9,915,364     4,903,797
    --------------------------------------------------------------------------------------------------------
              --             --              --               --             --             --            --
              --             --              --               --             --             --            --
    --------------------------------------------------------------------------------------------------------
              --             --              --               --             --             --            --
    --------------------------------------------------------------------------------------------------------
       6,604,857      6,411,731     158,042,771      502,147,198     17,712,619      3,517,638       603,652
              --             --              --               --             --             --            --
     (11,250,165)   (10,924,646)   (157,517,270)    (484,135,543)   (12,555,419)   (20,110,297)   (5,755,927)
    --------------------------------------------------------------------------------------------------------
      (4,645,308)    (4,512,915)        525,501       18,011,655      5,157,200    (16,592,659)   (5,152,275)
    --------------------------------------------------------------------------------------------------------
         745,540     (1,107,123)     87,218,610      260,120,655     16,664,114     (6,677,295)     (248,478)
    --------------------------------------------------------------------------------------------------------
      52,189,639     29,701,222     669,329,841    1,100,645,930     39,298,877    146,711,969    49,254,229
    --------------------------------------------------------------------------------------------------------
    $ 52,935,179   $ 28,594,099   $ 756,548,451   $1,360,766,585   $ 55,962,991   $140,034,674   $49,005,751
    ========================================================================================================
    $    455,645   $    100,547   $   3,159,685   $    2,346,370   $    958,581   $  4,454,226   $ 1,756,958
    ========================================================================================================
         297,410        571,179       4,593,829       13,000,985      1,265,208        251,326        54,847
              --             --              --               --             --             --            --
        (509,102)      (966,441)     (4,635,806)     (12,732,705)      (958,166)    (1,445,066)     (525,132)
    --------------------------------------------------------------------------------------------------------
        (211,692)      (395,262)        (41,977)         268,280        307,042     (1,193,740)     (470,285)
    ========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                             GOVERNMENT &
                                                             MONEY MARKET    FIXED INCOME    QUALITY BOND     HIGH YIELD
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income...................................  $   3,455,742   $ 1,186,352    $  16,372,581    $  2,892,197
   Net realized gain (loss) on investments.................             --       159,449        7,720,414         384,346
   Net realized foreign exchange gain (loss) on other
     assets and liabilities................................             --            --               --           4,058
   Net realized gain on futures contracts..................             --            --          229,447              --
   Change in unrealized appreciation/depreciation of
     investments...........................................             --        15,677        1,573,127      (4,005,538)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities................................             --            --               --          (2,745)
   Change in unrealized appreciation/depreciation on
     futures contracts.....................................             --            --               --              --
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations............................................      3,455,742     1,361,478       25,895,569        (727,682)
                                                             ------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains........................             --            --         (500,000)             --
   Dividends from net investment income....................     (3,455,742)   (1,415,000)     (13,600,000)     (3,760,000)
                                                             ------------------------------------------------------------
   Total dividends and distributions to shareholders.......     (3,455,742)   (1,415,000)     (14,100,000)     (3,760,000)
                                                             ------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...............................    172,261,459     3,024,969      327,025,063      16,456,461
   Proceeds from shares issued for reinvestment of
     dividends and distributions...........................      3,138,912     1,415,000       14,100,000       3,760,000
   Cost of shares repurchased..............................   (179,651,239)   (5,271,333)    (211,876,204)    (29,823,279)
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transactions............................     (4,250,868)     (831,364)     129,248,859      (9,606,818)
                                                             ------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.................     (4,250,868)     (884,886)     141,044,428     (14,094,500)
                                                             ------------------------------------------------------------
   NET ASSETS:
   Beginning of period.....................................     69,804,181    18,315,222      234,622,947      40,193,261
                                                             ------------------------------------------------------------
   End of period...........................................  $  65,553,313   $17,430,336    $ 375,667,375    $ 26,098,761
                                                             ============================================================
   ---------------
   Accumulated undistributed net investment income
     (loss)................................................  $      (1,211)  $ 1,148,173    $  16,374,488    $  2,844,811
                                                             ============================================================
   Shares issued and repurchased:
   Sold....................................................    172,261,459       223,978       22,544,620       2,203,779
   Issued in reinvestment of dividends and distributions...      3,138,912       109,520          979,167         574,924
   Repurchased.............................................   (179,651,239)     (392,187)     (14,658,468)     (3,737,618)
                                                             ------------------------------------------------------------
   Net increase (decrease).................................     (4,250,868)      (58,689)       8,865,319        (958,915)
                                                             ============================================================

    See Notes to Financial Statements

---------------------

     GROWTH AND      FOREIGN                         CAPITAL         NATURAL                      STRATEGIC
       INCOME       SECURITIES       GROWTH        APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
    ---------------------------------------------------------------------------------------------------------
    $    336,017   $    170,046   $   2,185,018   $      954,580   $    710,724   $  3,130,553   $  1,037,331
       6,821,664       (241,875)     46,595,637       51,248,404     (4,087,799)    18,483,095      8,083,476
              --        (19,140)             --           (4,284)        (2,583)            --       (211,115)
              --         15,383              --               --             --      1,135,206        214,805
       5,370,411      3,569,408      98,358,771      142,707,660     (5,229,472)     9,455,468     (1,765,867)
              --        (26,625)             --            3,437          2,784             --         27,978
              --             --              --               --             --       (210,376)       (47,999)
    ---------------------------------------------------------------------------------------------------------
      12,528,092      3,467,197     147,139,426      194,909,797     (8,606,346)    31,993,946      7,338,609
    ---------------------------------------------------------------------------------------------------------
      (1,830,000)    (3,725,000)    (31,210,000)     (74,450,000)      (425,000)   (22,720,000)    (7,725,000)
        (400,000)      (520,000)     (2,560,000)        (500,000)      (620,000)    (3,675,000)    (1,050,000)
    ---------------------------------------------------------------------------------------------------------
      (2,230,000)    (4,245,000)    (33,770,000)     (74,950,000)    (1,045,000)   (26,395,000)    (8,775,000)
    ---------------------------------------------------------------------------------------------------------
      19,076,191     15,620,340     259,990,058      638,786,503     22,578,157     12,700,692      1,960,272
       2,230,000      4,245,000      33,770,000       74,950,000      1,045,000     26,395,000      8,775,000
     (23,831,304)   (25,534,571)   (223,327,903)    (547,361,436)   (24,726,866)   (43,668,103)   (13,333,802)
    ---------------------------------------------------------------------------------------------------------
      (2,525,113)    (5,669,231)     70,432,155      166,375,067     (1,103,709)    (4,572,411)    (2,598,530)
    ---------------------------------------------------------------------------------------------------------
       7,772,979     (6,447,034)    183,801,581      286,334,864    (10,755,055)     1,026,535     (4,034,921)
    ---------------------------------------------------------------------------------------------------------
      44,416,660   $ 36,148,256     485,528,260      814,311,066     50,053,932    145,685,434     53,289,150
    ---------------------------------------------------------------------------------------------------------
    $ 52,189,639   $ 29,701,222   $ 669,329,841   $1,100,645,930   $ 39,298,877   $146,711,969   $ 49,254,229
    =========================================================================================================
    $    314,011   $     38,059   $   2,119,618   $      884,964   $    651,667   $  3,123,018   $  1,023,157
    =========================================================================================================
       1,003,191      1,365,941       8,911,772       19,386,978      1,680,379        925,146        172,090
         131,408        452,558       1,337,426        2,741,404         94,144      2,259,846        975,000
      (1,253,473)    (2,209,336)     (7,621,126)     (16,484,716)    (1,853,949)    (3,083,297)    (1,164,033)
    ---------------------------------------------------------------------------------------------------------
        (118,874)      (390,837)      2,628,072        5,643,666        (79,426)       101,695        (16,943)
    =========================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1998, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED       PAID
                                                                 INVESTMENT      NET REALIZED         IN
                                                                 INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                ---------------------------------------------
Money Market Portfolio......................................      $ (1,843)       $    1,843      $        --
Fixed Income Portfolio......................................         4,303           446,090         (450,393)
Government & Quality Bond Portfolio.........................        49,352           (45,131)          (4,221)
High Yield Portfolio........................................         6,620         3,386,557       (3,393,177)
Growth and Income Portfolio.................................            --                --               --
Foreign Securities Portfolio................................       (52,417)           52,417               --
Growth Portfolio............................................       (20,147)           20,147               --
Capital Appreciation Portfolio..............................       (13,612)           13,611                1
Natural Resources Portfolio.................................       (30,772)           25,698            5,074
Multi-Asset Portfolio.......................................        36,427           (36,427)              --
Strategic Multi-Asset Portfolio.............................        (3,263)            2,714              549

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and expiring capital loss carryovers.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if
                                                           ---------------------
bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At June 30, 1999, the Money Market, Fixed Income, Government & Quality Bond, High Yield, Growth and Income, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 2.6%, 1.0%, 14.6%, 0.1%, 0.2%, 4.1%, 7.1%, 58.7%, 1.0%, 4.3% and 0.5%, respectively, undivided interest, representing $3,825,000, $1,500,000, $21,125,000, $160,000,
$220,000, $5,940,000, $10,330,000, $84,910,000, $1,405,000, $6,175,000 and
$725,000, respectively, in principal amount, in a joint repo with SBC Warburg Dillon Read, which is dated June 30, 1999, bears interest at the rate of 4.80% per annum, has a principal amount of $144,590,000 and a repurchase price of $144,609,279, matures on July 1, 1999, and is collateralized by $149,919,000 of U.S. Treasury Bonds, which bear interest at a rate of 6.00% per annum, matures 02/15/26, and has an approximate aggregate value of $147,698,428.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for book purposes.

  At June 30, 1999, the cost of investment securities for book purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                               AGGREGATE      AGGREGATE
                                                 GROSS          GROSS        UNREALIZED
                                               UNREALIZED     UNREALIZED    GAIN (LOSS)      COST OF
                                                  GAIN           LOSS           NET        INVESTMENTS
                                               -------------------------------------------------------
    Money Market Portfolio..................  $         --   $         --   $         --   $ 63,658,851
    Fixed Income Portfolio..................        69,666       (396,727)       327,061     15,046,306
    Government & Quality Bond Portfolio.....     1,415,423    (12,073,164)   (10,657,741)   431,748,698
    High Yield Portfolio*...................       322,531     (2,620,122)    (2,297,591)    23,621,679
    Growth and Income Portfolio.............    20,076,116       (640,523)    19,435,593     33,621,633
    Foreign Securities Portfolio**..........     1,633,748       (267,740)     1,366,008     26,946,327
    Growth Portfolio........................   320,613,865     (5,550,300)   315,063,565    433,376,064
    Capital Appreciation Portfolio*.........   487,274,039    (21,355,312)   465,918,727    880,952,022
    Natural Resources Portfolio**...........    10,428,780     (1,908,895)     8,519,885     47,479,020
    Multi-Asset Portfolio...................    38,280,603     (1,898,633)    36,381,970    103,482,872
    Strategic Multi-Asset Portfolio**.......     6,842,292     (1,628,347)     5,213,945     43,559,970

 * Post 10/31 Capital Loss Deferrals: High Yield $308,457 and Capital Appreciation $8,425,601.

** Post 10/31 Foreign Exchange Loss Deferrals: Foreign Securities $21,105,
   Natural Resources $795 and Strategic Multi-Asset $50,746.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

---------------------

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                          >  $150 million       .475%
                          >  $250 million       .450%
                          >  $500 million       .425%
Government & Quality
  Bond/                   $0-$200 million       .625%
Fixed Income              >  $200 million       .575%
                          >  $500 million       .500%
High Yield                $0-$250 million       .700%
                          >  $250 million       .575%
                          >  $500 million       .500%
Growth and Income         $0-$100 million       .700%
                          >  $100 million       .650%
                          >  $250 million       .600%
                          >  $500 million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Foreign Securities        $0-$100 million       .900%
                          >  $100 million       .825%
                          >  $250 million       .750%
                          >  $500 million       .700%
Growth                    $0-$250 million       .750%
                          >  $250 million       .675%
                          >  $500 million       .600%
Capital Appreciation      $0-$100 million       .750%
                          >  $100 million       .675%
                          >  $250 million       .625%
                          >  $500 million       .600%
Natural Resources         >            $0       .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
Multi-Asset               >  $200 million       .875%
                          >  $500 million       .800%

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                          >  $500 million       .020%
Government & Quality
  Bond/                   $0-$ 50 million       .225%
Fixed Income              >  $ 50 million       .125%
                          >  $100 million       .100%
High Yield                $0-$ 50 million       .300%
                          >  $ 50 million       .225%
                          >  $150 million       .175%
                          >  $500 million       .150%
Growth/                   $0-$ 50 million       .325%
Growth and Income         >  $ 50 million       .225%
                          >  $150 million       .200%
                          >  $500 million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Foreign Securities        $0-$ 50 million       .400%
                          >  $ 50 million       .275%
                          >  $150 million       .200%
                          >  $500 million       .150%
Capital Appreciation      $0-$ 50 million       .375%
                          >  $ 50 million       .275%
                          >  $150 million       .200%
                          >  $500 million       .150%
Natural Resources         $0-$ 50 million       .350%
                          >  $ 50 million       .250%
                          >  $150 million       .200%
                          >  $500 million       .150%
Multi-Asset               $0-$ 50 million       .250%
                          >  $ 50 million       .175%
                          >  $150 million       .150%
Strategic Multi-Asset     $0-$ 50 million       .300%
                          >  $ 50 million       .200%
                          >  $150 million       .175%
                          >  $500 million       .150%

  For the six months ended June 30, 1999, SAAMCo received fees of $8,925,604 from the Trust, of which SAAMCo informed the Trust that $6,416,377 was retained and $2,509,227 was allocated to WMC.

                                                           ---------------------

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the six months ended June 30, 1999:

                                                                  MONEY        FIXED      GOVERNMENT &                   GROWTH
                                                                  MARKET       INCOME     QUALITY BOND   HIGH YIELD    AND INCOME
                                                                PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                                  ------------------------------------------------------------
    Purchases of portfolio securities (excluding U.S.
      government securities)................................    $       --   $   39,763   $  9,988,250   $ 6,659,659   $5,052,981
    Sales of portfolio securities (excluding U.S. government
      securities)...........................................            --    5,461,642      4,964,950    10,124,671    8,092,094
    U.S. government securities excluded above were as
      follows:
    Purchases of U.S. government securities.................            --    4,208,642    113,386,265            --           --
    Sales of U.S. government securities.....................            --    1,353,938     84,756,792            --      103,703

                                                 FOREIGN                     CAPITAL        NATURAL                    STRATEGIC
                                               SECURITIES      GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities)..........................    $23,093,133   $98,050,385   $379,537,444   $30,549,049   $24,025,021   $38,395,005
    Sales of portfolio securities
      (excluding U.S. government
      securities)..........................     38,774,874    94,340,747    405,752,111    24,450,288    35,130,010     2,284,879
    U.S. government securities excluded
      above were as follows:
    Purchases of U.S. government
      securities...........................             --            --             --            --     8,511,931     1,211,388
    Sales of U.S. government securities....             --            --             --            --    11,157,443     2,536,776

NOTE 7. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1999, the Trust had accrued $184,163 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1999, expensed $21,785 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 8. SUBSEQUENT EVENTS: On August 6, 1999, pursuant to a Substitution Order granted by the Securities and Exchange Commission, the shares of the Fixed Income Portfolio and the Foreign Securities Portfolio were replaced with shares of the Government and Quality Bond Portfolio and Strategic Multi-Asset Portfolio, respectively.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      NET                      DIVIDENDS   DIVIDENDS
                                    REALIZED       TOTAL       DECLARED    FROM NET                             NET
           NET ASSET     NET      & UNREALIZED      FROM       FROM NET    REALIZED    NET ASSET               ASSETS     RATIO OF
             VALUE     INVEST-    GAIN (LOSS)     INVEST-       INVEST-     GAIN ON      VALUE                 END OF     EXPENSES
 PERIOD    BEGINNING     MENT          ON           MENT         MENT       INVEST-     END OF      TOTAL      PERIOD    TO AVERAGE
 ENDED     OF PERIOD   INCOME*    INVESTMENTS    OPERATIONS     INCOME       MENTS      PERIOD     RETURN**   (000'S)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Money Market Portfolio
12/31/94    $ 1.00      $0.04        $   --        $ 0.04       $(0.04)     $   --      $ 1.00        3.8%    $126,004       0.6%
12/31/95      1.00       0.05            --          0.05        (0.05)         --        1.00        5.6       93,692       0.6
12/31/96      1.00       0.05            --          0.05        (0.05)         --        1.00        5.0       74,001       0.6
12/31/97      1.00       0.05            --          0.05        (0.05)         --        1.00        5.1       69,804       0.6
12/31/98      1.00       0.05            --          0.05        (0.05)         --        1.00        5.1       65,553       0.6
06/30/99#     1.00       0.02            --          0.02        (0.02)         --        1.00        2.2       62,146       0.6+
                                                       Fixed Income Portfolio
12/31/94     14.54       0.89         (1.36)        (0.47)       (1.17)         --       12.90      (3.2)       28,582       0.8
12/31/95     12.90       0.90          1.52          2.42        (1.16)         --       14.16       19.2       27,975       0.8
12/31/96     14.16       0.93         (0.64)         0.29        (1.15)         --       13.30        2.4       22,743       0.8
12/31/97     13.30       0.91          0.30          1.21        (1.23)         --       13.28        9.4       18,315       0.9
12/31/98     13.28       0.90          0.14          1.04        (1.12)         --       13.20        8.0       17,430       1.0
06/30/99#    13.20       0.41         (0.77)        (0.36)          --          --       12.84      (2.7)       14,983       1.4+
                                                Government & Quality Bond Portfolio
12/31/94     14.22       0.86         (1.30)        (0.44)       (0.73)      (0.19)      12.86      (3.1)      232,530       0.7
12/31/95     12.86       0.90          1.55          2.45        (1.08)         --       14.23       19.4      225,579       0.7
12/31/96     14.23       0.87         (0.50)         0.37        (0.90)      (0.03)      13.67        2.9      221,603       0.7
12/31/97     13.67       0.84          0.42          1.26        (0.92)      (0.05)      13.96        9.5      234,623       0.7
12/31/98     13.96       0.79          0.48          1.27        (0.57)      (0.02)      14.64        9.2      375,667       0.7
06/30/99#    14.64       0.39         (0.68)        (0.29)          --          --       14.35      (2.0)      426,361       0.7+
                                                        High Yield Portfolio
12/31/94      9.43       0.15         (0.56)        (0.41)       (1.15)         --        7.87      (4.5)       48,057       0.9
12/31/95      7.87       0.77          0.67          1.44        (0.98)         --        8.33       18.8       46,817       0.9
12/31/96      8.33       0.74          0.19          0.93        (0.88)         --        8.38       11.7       45,687       0.9
12/31/97      8.38       0.75          0.18          0.93        (0.93)         --        8.38       11.4       40,193       0.9
12/31/98      8.38       0.71         (1.13)        (0.42)       (1.16)         --        6.80      (4.5)       26,099       0.9
06/30/99#     6.80       0.31          0.01          0.32           --          --        7.12        4.7       22,890       1.1+
                                                    Growth and Income Portfolio
12/31/94     14.58       0.66         (1.96)        (1.30)       (0.52)      (1.20)      11.56      (9.7)       34,995       0.9
12/31/95     11.56       0.61          1.29          1.90        (0.83)      (0.62)      12.01       16.6       32,008       0.9
12/31/96++   12.01       0.33          2.02          2.35        (0.77)         --       13.59       20.2       33,465       0.9
12/31/97     13.59       0.15          3.74          3.89        (0.34)         --       17.14       28.8       44,417       0.8
12/31/98     17.14       0.14          4.80          4.94        (0.17)      (0.80)      21.11       30.2       52,190       0.8
06/30/99#    21.11       0.06          2.24          2.30           --          --       23.41       10.9       52,935       0.8+


          RATIO OF NET
           INVESTMENT
             INCOME      PORTFOLIO
 PERIOD    TO AVERAGE    TURNOVER
 ENDED     NET ASSETS      RATE
     Money Market Portfolio
12/31/94       3.8%           --%
12/31/95       5.5            --
12/31/96       4.9            --
12/31/97       5.0            --
12/31/98       5.0            --
06/30/99#      4.5+           --
     Fixed Income Portfolio
12/31/94       6.5          56.5
12/31/95       6.5          76.7
12/31/96       6.8          77.9
12/31/97       6.9          58.0
12/31/98       6.7          32.5
06/30/99#      6.3+         27.7
Government & Quality Bond Portfolio
12/31/94       6.4         117.6
12/31/95       6.5         135.2
12/31/96       6.3         106.7
12/31/97       6.1          75.7
12/31/98       5.5         150.2
06/30/99#      5.4+         23.5
      High Yield Portfolio
12/31/94       9.0          97.9
12/31/95       9.2          68.1
12/31/96       8.8          58.0
12/31/97       8.8         101.4
12/31/98       9.0         109.6
06/30/99#      9.0+         28.1
   Growth and Income Portfolio
12/31/94       4.9          50.7
12/31/95       5.2          88.8
12/31/96++     2.5         108.5
12/31/97       1.0          49.4
12/31/98       0.7          41.0
06/30/99#      0.6+          9.9

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.
#  Unaudited.
+  Annualized.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DIVIDENDS
                                          REALIZED       TOTAL      DECLARED    FROM NET                              NET
            NET ASSET        NET        & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE      INVESTMENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING      INCOME            ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD      (LOSS)*      INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
----------------------------------------------------------------------------------------------------------------------------
                                                    Foreign Securities Portfolio
 12/31/94    $10.93        $ 0.11          $(0.46)       $(0.35)     $(0.03)     $   --      $10.55       (3.2)%   $  68,641
 12/31/95     10.55          0.13            1.19          1.32       (0.05)      (0.01)      11.81       12.6        53,609
 12/31/96     11.81          0.15            1.19          1.34       (0.21)         --       12.94       11.5        48,036
 12/31/97     12.94          0.11           (0.14)        (0.03)      (0.31)      (1.20)      11.40       (1.0)       36,148
 12/31/98     11.40          0.06            0.92          0.98       (0.21)      (1.48)      10.69       10.7        29,701
 06/30/99#    10.69          0.02            1.28          1.30          --          --       11.99       12.2        28,594
                                                          Growth Portfolio
 12/31/94     22.32          0.05           (1.03)        (0.98)      (0.05)      (3.11)      18.18       (4.7)      246,149
 12/31/95     18.18          0.11            4.62          4.73       (0.05)      (3.38)      19.48       26.3       307,857
 12/31/96     19.48          0.20            4.57          4.77       (0.11)      (0.95)      23.19       25.0       366,602
 12/31/97     23.19          0.16            6.76          6.92       (0.20)      (2.87)      27.04       30.4       485,528
 12/31/98     27.04          0.11            7.19          7.30       (0.14)      (1.68)      32.52       29.0       669,330
 06/30/99#    32.52          0.05            4.26          4.31          --          --       36.83       13.3       756,548
                                                   Capital Appreciation Portfolio
 12/31/94     20.28         (0.02)          (0.71)        (0.73)         --       (2.04)      17.51       (3.8)      229,544
 12/31/95     17.51          0.06            6.00          6.06       (0.15)      (0.20)      23.22       34.6       356,218
 12/31/96     23.22          0.06            5.73          5.79       (0.06)      (0.95)      28.00       25.1       567,672
 12/31/97     28.00          0.02            7.05          7.07       (0.05)      (2.81)      32.21       25.4       814,311
 12/31/98     32.21          0.04            6.24          6.28       (0.02)      (2.88)      35.59       22.2     1,100,646
 06/30/99#    35.59          0.05            7.99          8.04          --          --       43.63       22.6     1,360,767
                                                    Natural Resources Portfolio
 12/31/94     13.33          0.23           (0.09)         0.14       (0.09)      (0.09)      13.29        1.0        21,230
 12/31/95     13.29          0.18            2.15          2.33       (0.21)      (0.29)      15.12       17.5        28,941
 12/31/96     15.12          0.22            1.89          2.11       (0.13)      (0.23)      16.87       14.1        45,329
 12/31/97     16.87          0.20           (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)       50,054
 12/31/98     14.42          0.21           (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)       39,299
 06/30/99#    11.59          0.09            3.45          3.54          --          --       15.13       30.5        55,963
                                                       Multi-Asset Portfolio
 12/31/94     13.88          0.39           (0.60)        (0.21)      (0.47)      (1.49)      11.71       (1.7)      164,159
 12/31/95     11.71          0.40            2.47          2.87       (0.49)      (1.05)      13.04       24.9       168,243
 12/31/96     13.04          0.35            1.36          1.71       (0.49)      (0.91)      13.35       13.9       150,619
 12/31/97     13.35          0.34            2.36          2.70       (0.43)      (2.10)      13.52       21.1       145,685
 12/31/98     13.52          0.30            2.56          2.86       (0.40)      (2.49)      13.49       24.5       146,712
 06/30/99#    13.49          0.13            0.84          0.97          --          --       14.46        7.2       140,035
                                                  Strategic Multi-Asset Portfolio
 12/31/94     14.06          0.24           (0.53)        (0.29)      (0.20)      (2.28)      11.29       (2.6)       65,357
 12/31/95     11.29          0.32            2.18          2.50       (0.23)      (1.78)      11.78       22.8        64,026
 12/31/96     11.78          0.25            1.41          1.66       (0.40)      (0.84)      12.20       14.8        57,744
 12/31/97     12.20          0.23            1.48          1.71       (0.31)      (2.32)      11.28       14.3        53,289
 12/31/98     11.28          0.23            1.13          1.36       (0.26)      (1.92)      10.46       15.2        49,254
 06/30/99#    10.46          0.16            0.95          1.11          --          --       11.57       10.6        49,006


                          RATIO OF NET
            RATIO OF       INVESTMENT
            EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD    TO AVERAGE      TO AVERAGE     TURNOVER
  ENDED    NET ASSETS      NET ASSETS       RATE
--------------------------------------------
           Foreign Securities Portfolio
 12/31/94      1.2%             1.0%         73.9%
 12/31/95      1.2              1.2          33.0
 12/31/96      1.4              1.2          74.3
 12/31/97      1.4              0.9          79.9
 12/31/98      1.5              0.5         140.0
 06/30/99#     2.2+             0.4+         91.9
                 Growth Portfolio
 12/31/94      0.8              0.2          74.8
 12/31/95      0.9              0.6          92.1
 12/31/96      0.8              0.9          51.7
 12/31/97      0.8              0.6          32.2
 12/31/98      0.8              0.4          27.1
 06/30/99#     0.7+             0.3+         13.8
          Capital Appreciation Portfolio
 12/31/94      0.8             (0.1)         64.0
 12/31/95      0.8              0.3          60.1
 12/31/96      0.8              0.2          69.2
 12/31/97      0.7              0.1          60.1
 12/31/98      0.7              0.1          59.6
 06/30/99#     0.7+             0.3+         34.3
           Natural Resources Portfolio
 12/31/94      1.0              1.7          36.0
 12/31/95      1.0              1.3          32.0
 12/31/96      0.9              1.3          52.5
 12/31/97      0.9              1.2          27.9
 12/31/98      0.9              1.6          51.2
 06/30/99#     1.0+             1.4+         56.5
              Multi-Asset Portfolio
 12/31/94      1.1              3.0          82.5
 12/31/95      1.1              3.2          85.9
 12/31/96      1.1              2.6          64.1
 12/31/97      1.1              2.4          56.5
 12/31/98      1.1              2.2          51.1
 06/30/99#     1.1+             1.9+         24.1
         Strategic Multi-Asset Portfolio
 12/31/94      1.3              1.8          63.7
 12/31/95      1.3              2.7          36.9
 12/31/96      1.4              2.0          51.3
 12/31/97      1.4              1.8          59.7
 12/31/98      1.5              2.0         157.1
 06/30/99#     1.5+             3.0+         10.6

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
#  Unaudited.
+  Annualized.

---------------------
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
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                                 A-1075 (8/99)